[AARP SCUDDER LOGO]

                           AARP TAX FREE INCOME TRUST

                                 IMPORTANT NEWS

            FOR AARP INSURED TAX FREE GENERAL BOND FUND SHAREHOLDERS

    While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here's a brief overview of some matters affecting your Fund that will be the subject of a shareholder vote.

                             QUESTIONS AND ANSWERS

Q: WHAT AM I BEING ASKED TO VOTE ON?

A: You are being asked to vote on a proposed combination of your Fund into Scudder Managed Municipal Bonds. This proposal is part of a larger effort to expand the offerings in the AARP Investment Program to include the fund lineup of the Scudder Family of Funds. THE BOARD OF YOUR FUND RECOMMENDS THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

Q: WHY HAS THE BOARD RECOMMENDED THAT I VOTE IN FAVOR OF THE COMBINATION?

A: The Board of your Fund is recommending that shareholders vote in favor of this proposal for the following reasons:

    - LOWER EXPENSES. The combination of the two funds is expected to result in REDUCED expenses for shareholders of your Fund.

    - GREATER PREDICTABILITY OF EXPENSES. As part of the proposal to combine funds, a new fixed administrative fee rate arrangement would be implemented. The arrangement protects shareholders from most ordinary administrative expense increases for a minimum of three years.

    - LARGER FUND. The combined funds will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper Investments, each Fund's investment manager, with greater investment flexibility and the ability to increase diversification through the purchase of portfolio issues.

    - TAX-FREE REORGANIZATION. It is a condition of the proposed combination that your Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

Q: ARE THE INVESTMENT POLICIES OF SCUDDER MANAGED MUNICIPAL BONDS SIMILAR TO
    THOSE OF MY FUND?

A: The investment objectives, policies and restrictions of Scudder Managed
    Municipal Bonds are similar to those of your Fund. The Funds are currently managed by the same portfolio management teams and, notwithstanding your Fund's higher investment in insured bonds, have similar investment styles. The combined fund will continue to seek income exempt from regular federal income tax through investments primarily in domestic municipal bonds.

    If the Reorganization is approved, the combined fund will modify its investment policies to also actively seek to reduce downside risk as compared with other municipal bond mutual funds, although it will not invest primarily in insured bonds as your Fund currently does.

Q: HOW DOES THIS AFFECT THE AARP INVESTMENT PROGRAM?

A: This consolidation of similar funds will enable Scudder to offer a broader range of investment choices through the AARP Investment Program. Except for the changes to your Fund outlined above, there are no plans to change the characteristics of the AARP Investment Program:

    - AARP classes will be created in the Scudder Funds for investors in the AARP Investment Program.

    - Scudder Kemper will continue its strong commitment to education, both for AARP Investment Program shareholders and for AARP members in general.

    - AARP, through its for-profit subsidiary, will continue to OVERSEE SERVICE LEVELS AND COMMUNICATIONS to shareholders in the AARP Investment Program and to AARP members. AARP will also continue to PROVIDE INSIGHT AND DIRECTION as to what best represents the interests and concerns of its membership.

    - Scudder Kemper will continue to develop NEW PRODUCTS AND SERVICES with the interests of AARP members in mind.

    - Scudder Kemper will MAINTAIN SEPARATE RECORDS for AARP Investment Program shareholders.

Q: ARE THERE OTHER PROPOSALS I WILL BE VOTING ON?

A: You are also being asked to vote on the election of Board members for your Fund. As part of a larger effort to restructure the Scudder Family of Funds, the Board of your Fund has voted in favor of creating a single

                                                (continued on inside back cover)

                                                                  April 18, 2000

Dear AARP Investment Program Shareholder,

    Scudder Kemper Investments, investment manager for the AARP Investment Program, is proposing a series of changes to offer you a wider range of fund options to meet a broader range of investment goals. The current offering of 16 AARP mutual funds will soon expand to include 43 funds, six of which will maintain a risk-managed focus. This will be accomplished by making the entire lineup of funds from the Scudder Family of Funds available to AARP Investment Program shareholders. In addition, subject to shareholder approval, most AARP Investment Program funds will be combined with Scudder Funds that have similar investment objectives. The funds will be called Scudder Funds, indicating Scudder Kemper's distinct role as investment manager of the funds.

    The involvement and level of participation from AARP in the AARP Investment Program from Scudder is not changing. AARP will continue to oversee the Investment Program's service quality and communications; and AARP will continue to provide insight and direction as to what best represents the interests and concerns of its membership.

PLEASE READ THE ENCLOSED MATERIALS

    Enclosed with this letter is a packet of materials we ask that you read and, where applicable, fill out and return to us. The Q&A that begins on the front cover of the proxy statement explains the proposals we're making, why we're making them, and how they apply to your AARP Fund. The packet also contains a proxy card and a prospectus for the fund that we are proposing to merge your Fund into.

    After careful review, the members of your Fund's Board have approved each of the proposals explained in the Q&A and described in the proxy statement. THE BOARD RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR ALL THE PROPOSALS. (Because many of the funds for which Scudder Kemper acts as investment manager are holding shareholder meetings, you may receive more than one proxy card. If so, please vote each one.)

    Your vote is important to us. Once you've voted, please sign and date the proxy card and return it in the enclosed postpaid envelope. If you prefer, you can save time and postage cost by voting on the Internet or by telephone -- the enclosed flyer describes how. If we do not hear from you by May 17, our proxy solicitor may contact you. Thank you for your response and for your continued investment in the AARP Investment Program.

Respectfully,

/s/ Edmond D. Villani              /s/ Linda C. Coughlin
Edmond D. Villani                  Linda C. Coughlin
                                   Chairperson
Chief Executive Officer            Board of Trustees
Scudder Kemper Investments, Inc.   AARP Investment Program

                    AARP INSURED TAX FREE GENERAL BOND FUND
                           --------------------------

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                           AARP TAX FREE INCOME TRUST

    Please take notice that a Special Meeting of Shareholders (the "Meeting") of AARP Insured Tax Free General Bond Fund (the "Fund"), a series of AARP Tax Free Income Trust (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on July 11, 2000, at 2:00 p.m., Eastern time, for the following purposes:

PROPOSAL 1:  To elect Trustees of the Trust;
PROPOSAL 2:  To approve an Agreement and Plan of Reorganization for the Fund whereby all or substantially all of the assets and liabilities of the Fund would be acquired by Scudder
             Managed Municipal Bonds in exchange for shares of the AARP Class of Scudder Managed Municipal Bonds; and
PROPOSAL 3:  To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the Fund for the Fund's current fiscal year.

    The appointed proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments thereof.

    Holders of record of shares of the Fund at the close of business on April 17, 2000 are entitled to vote at the Meeting and at any adjournments thereof.

    In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                     By order of the Board,

                                     /s/ Kathryn L. Quirk

                                     Kathryn L. Quirk
                                     Secretary

April 18, 2000

    IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION................................................    1

PROPOSAL 1: ELECTION OF TRUSTEES OF THE ACQUIRED TRUST......    3

PROPOSAL 2: APPROVAL OF AGREEMENT AND PLAN OF
  REORGANIZATION............................................   15

             SYNOPSIS.......................................   15

             PRINCIPAL RISK FACTORS.........................   28

             THE PROPOSED TRANSACTION.......................   29

PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF
  INDEPENDENT ACCOUNTANTS...................................   36

ADDITIONAL INFORMATION......................................   36

                           PROXY STATEMENT/PROSPECTUS

                                 APRIL 18, 2000

RELATING TO THE ACQUISITION OF THE ASSETS OF AARP INSURED TAX FREE GENERAL BOND FUND (THE "ACQUIRED FUND"), A SEPARATE SERIES OF AARP TAX FREE INCOME TRUST (THE
                               "ACQUIRED TRUST")

                            TWO INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-4103
                                 (800) 253-2277
                           --------------------------

   BY AND IN EXCHANGE FOR THE AARP CLASS OF SHARES OF BENEFICIAL INTEREST OF SCUDDER MANAGED MUNICIPAL BONDS (THE "ACQUIRING FUND"), A SEPARATE SERIES OF
                SCUDDER MUNICIPAL TRUST (THE "ACQUIRING TRUST")

                            TWO INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-4103
                                 (800) 728-3337

                           --------------------------

INTRODUCTION

    This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund in connection with three proposals (each a "Proposal," collectively, the "Proposals"). Proposal 1 describes the election of Trustees, and Proposal 3 proposes the ratification of the selection of the Acquired Fund's accountants.

    In Proposal 2, shareholders are asked to approve a proposed reorganization in which all or substantially all of the assets of the Acquired Fund would be acquired by the Acquiring Fund, in exchange for shares of beneficial interest of the AARP Class of the Acquiring Fund ("AARP Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described more fully below (the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund would receive that number of AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund

                           --------------------------

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). Shareholders of the Acquired Fund will vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization would be consummated. A copy of the Plan is attached hereto as Exhibit A. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. The Reorganization is expected to occur on or about July 31, 2000.

    Proposals 1 and 2 relate to a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), and described in more detail below.

    It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, the investment manager for each of the Acquiring Fund and the Acquired Fund, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other.

    In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Acquired Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund (each a "Fund" and collectively the "Funds"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

    This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the Acquiring Fund's prospectus, dated October 1, 1999, as supplemented from time to time, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquired Fund, see the Acquired Fund's prospectus, dated February 1, 2000, as supplemented from time to time, which is incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Acquired Fund at the telephone number or address set forth on the preceding page.

    The Acquiring Fund's statement of additional information, dated October 1, 1999, as supplemented from time to time, is incorporated herein by reference and may be obtained upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above.

A Statement of Additional Information dated April 18, 2000, containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. Shareholder inquiries regarding the Acquired Fund may be made by calling (800) 253-2277. Shareholder inquiries regarding the Acquiring Fund may be made by calling (800) 728-3337. The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund. The AARP Shares will be a newly-established class of shares of the Acquiring Fund and will be identical in all material respects to the Acquiring Fund shares currently offered and sold, as described in the prospectus and statement of additional information for the Acquiring Fund, dated October 1, 1999, except as otherwise described herein.

    The Acquiring Fund and the Acquired Fund are diversified series of shares of beneficial interest of, respectively, the Acquiring Trust and the Acquired Trust. The Acquiring Trust and the Acquired Trust are open-end management investment companies organized as Massachusetts business trusts.

    The Board of Trustees (except as otherwise noted, "Trustees" refers to the Trustees of the Acquired Trust and "Board" refers to the Board of Trustees of the Acquired Trust) is soliciting proxies from shareholders of the Acquired Fund, on behalf of the Acquired Fund, for the Special Meeting of Shareholders to be held on July 11, 2000, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103, at 2:00 p.m. (Eastern time), or at such later time made necessary by adjournment (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about April 18, 2000 or as soon as practicable thereafter.

    THE BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE NOMINEES LISTED IN PROPOSAL 1, AND FOR PROPOSALS 2 AND 3.

            PROPOSAL 1:  ELECTION OF TRUSTEES OF THE ACQUIRED TRUST

    At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Trustees of the Acquired Trust. These individuals were nominated after a careful and deliberate selection process by the present Board of Trustees of the Acquired Trust. The nominees for election, who are listed below, include seven persons who currently serve as Independent Trustees (as defined below) of the Acquired Trust or the Acquiring Trust or as independent trustees or directors of other no-load funds advised by Scudder Kemper and who have no affiliation with Scudder Kemper or the American Association of Retired Persons ("AARP"). The nominees listed below are also being nominated for election as Trustees of the Acquiring Trust and as trustees or directors of all of the other AARP Funds (as defined below) and open-end, directly-distributed, no-load Scudder Funds.

    Currently, five different boards of trustees or directors are responsible for overseeing different groups of no-load funds advised by Scudder Kemper. As part of a broader restructuring effort described below under Proposal 2, Scudder Kemper has recommended, and the Board of Trustees has agreed, that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Scudder no-load funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Funds and Scudder Kemper.

    Election of each of the listed nominees for Trustee on the Board of the Acquired Trust requires the affirmative vote of a plurality of the votes cast at the Meeting, in person or by proxy. The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee of the Acquired Trust until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following paragraphs and table set forth information concerning the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's age is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following paragraphs and table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

NOMINEES FOR ELECTION AS TRUSTEES:

HENRY P. BECTON, JR. (56)

Henry P. Becton, Jr. is president of the WGBH Educational Foundation, producer and distributor of public broadcasting programming and educational and interactive software. He graduated from Yale University in 1965, where he was elected to Phi Beta Kappa. He received his J.D. degree CUM LAUDE from Harvard Law School in 1968. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1990.

LINDA C. COUGHLIN (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and closed-end fund families, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group.
Ms. Coughlin received a B.A. degree in economics SUMMA CUM LAUDE from Fordham University. Ms. Coughlin is a Trustee of the Acquired Trust and has served on the boards of various funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1996.

DAWN-MARIE DRISCOLL (53)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. Ms. Driscoll was recently named 1999 "Fund Trustee of the Year" by Fund Directions, a publication of Institutional Investor, Inc. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1987.

EDGAR R. FIEDLER (70)

Edgar R. Fiedler is Senior Fellow and Economic Counsellor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counsellor from 1986 to 1996.
Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished Professor at Lawrence University in Wisconsin.
Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He is a Trustee of the Acquired Trust and has served as a board member of various mutual funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1984.

KEITH R. FOX (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital Corporation, a subsidiary of Bankers Trust New York

Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976, and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1996.

JOAN EDELMAN SPERO (55)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1998.

JEAN GLEASON STROMBERG (56)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977.
Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans.

Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg is a Trustee of the Acquired Trust and has served as a board member of the AARP Investment Program Funds since 1997.

JEAN C. TEMPEL (56)

Jean C. Tempel is a venture partner for Internet Capital Group, a strategic network of Internet partnership companies whose principal offices are in Wayne, Pennsylvania. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee or director of various mutual funds advised by Scudder Kemper since 1994.

STEVEN ZALEZNICK (45)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as AARP's general counsel for nine years. He was responsible for the legal affairs of AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans.
Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association.

TRUSTEES NOT STANDING FOR RE-ELECTION:

                                         PRESENT OFFICE WITH THE TRUST;
                                       PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE)                                      AND DIRECTORSHIPS
----------                             -----------------------------------
Horace B. Deets (61)*................  Vice Chairperson and Trustee;
                                       Executive Director, AARP
                                       (1989-Present). Mr. Deets serves on
                                       the boards of an additional 4
                                       trusts whose funds are advised by
                                       Scudder Kemper.

Carole Lewis Anderson (55)...........  Trustee; Principal, Suburban
                                       Capital Markets, Inc.
                                       (1995-Present). Ms. Anderson serves
                                       on the boards of an additional 4
                                       trusts whose funds are advised by
                                       Scudder Kemper.

Adelaide Attard (69).................  Trustee; Member, NYC Department of
                                       Aging Advisory Council
                                       (1995-Present). Ms. Attard serves
                                       on the boards of an additional 4
                                       trusts whose funds are advised by
                                       Scudder Kemper.

Robert N. Butler, M.D. (73)..........  Trustee; CEO and President,
                                       International Longevity Center and
                                       Professor of Geriatrics and Adult
                                       Development; Chairman, Henry L.
                                       Schwartz Department of Geriatrics
                                       and Adult Development, Mount Sinai
                                       Medical Center (1982-present).
                                       Dr. Butler serves on the boards of
                                       an additional 4 trusts whose funds
                                       are advised by Scudder Kemper.

Lt. Gen. Eugene P. Forrester (74)....  Trustee; Lt. General (Retired),
                                       U.S. Army; International Trade
                                       Counselor (1983 -present);
                                       Consultant. Lt. Gen. Forrester
                                       serves on the boards of an
                                       additional 4 trusts whose funds are
                                       advised by Scudder Kemper.

                                         PRESENT OFFICE WITH THE TRUST;
                                       PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE)                                      AND DIRECTORSHIPS
----------                             -----------------------------------
George L. Maddox, Jr. (74)...........  Trustee; Professor Emeritus and
                                       Director, Long Term Care Resources
                                       Program, Duke University Medical
                                       Center; Professor Emeritus of
                                       Sociology, Departments of Sociology
                                       and Psychiatry, Duke University.
                                       Mr. Maddox serves on the boards of
                                       an additional 4 trusts whose funds
                                       are advised by Scudder Kemper.

Robert J. Myers (87).................  Trustee; Actuarial Consultant
                                       (1983-present). Mr. Myers serves on
                                       the boards of an additional 4
                                       trusts whose funds are advised by
                                       Scudder Kemper.

James H. Schulz (63).................  Trustee; Professor of Economics and
                                       Kirstein Professor of Aging Policy,
                                       Policy Center on Aging, Florence
                                       Heller School, Brandeis University.
                                       Mr. Schulz serves on the boards of
                                       an additional 4 trusts whose funds
                                       are advised by Scudder Kemper.

Gordon Shillinglaw (74)..............  Trustee; Professor Emeritus of
                                       Accounting, Columbia University
                                       Graduate School of Business.
                                       Mr. Shillinglaw serves on the
                                       boards of an additional 4 trusts
                                       whose funds are advised by Scudder
                                       Kemper.

------------------------

* Nominee or Trustee considered by the Acquired Trust and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Acquired Trust, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Acquired Trust.

    Appendix 1 hereto sets forth the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees of the Acquired Trust and by the nominees for election.

RESPONSIBILITIES OF THE BOARD -- BOARD AND COMMITTEE MEETINGS

    A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Trustees, and seven individuals who have no affiliation with Scudder Kemper or AARP and who are called "independent" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. On the proposed Board of Trustees, if approved by shareholders, nearly 78% will be Independent Trustees. The Independent Trustees have been nominated solely by the current Independent Trustees of the Acquired Trust, a practice also favored by the SEC. The Independent Trustees have primary responsibility for assuring that the Acquired Fund is managed in the best interests of its shareholders.

    The Trustees meet several times during the year to review the investment performance of each fund of the Acquired Trust and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the funds' independent public accountants and other independent experts retained from time to time for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters.

    The Board of the Acquired Trust has an Audit Committee and a Committee on Independent Trustees, the responsibilities of which are described below. In addition, the Acquired Trust has an Executive Committee, a Shareholder Service Committee and a Valuation Committee.

AUDIT COMMITTEE

    The Audit Committee reviews with management and the independent public accountants for each series of the Acquired Trust, among other things, the scope of the audit and the internal controls of each series of the Acquired Trust and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each series of the Acquired Trust to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices of each series of the Acquired Trust.

    As suggested by the Advisory Group Report, the Acquired Trust's Audit Committee is comprised of only Independent Trustees (all of whom serve on the committee), meets privately with the independent accountants of each series of the Acquired Trust, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

COMMITTEE ON INDEPENDENT TRUSTEES

    The Board of Trustees of the Acquired Trust has a Committee on Independent Trustees, comprised of all of the Independent Trustees, charged with the duty of making all nominations of Independent Trustees, establishing Trustees' compensation policies and reviewing matters relating to the Independent Trustees.

ATTENDANCE

    The full Board of Trustees of the Acquired Trust met five times, the Audit Committee met two times and the Committee on Independent Trustees met five times during calendar year 1999. Each then current Trustee attended 100% of the total meetings of the Board and each above named committee on which he or she served as a regular member that were held during that period, except Horace B. Deets, Robert J. Myers, James H. Schulz and Robert N. Butler, who attended 90%, 92%, 92% and 83%, respectively, of those meetings. In addition to these Board and committee meetings, the Trustees of the Acquired Trust attended various other meetings on behalf of the Acquired Trust during the year, including meetings with their independent legal counsel and informational meetings.

OFFICERS

    The following persons are officers of the Acquired Trust:

                               PRESENT OFFICE WITH THE TRUST; PRINCIPAL   YEAR FIRST BECAME
NAME (AGE)                           OCCUPATION OR EMPLOYMENT(1)            AN OFFICER(2)
----------                     ----------------------------------------   -----------------
Linda C. Coughlin (48).......  Trustee and President; Managing Director
                               of Scudder Kemper                                2000

William F. Glavin, Jr. (41)..  Vice President; Managing Director of
                               Scudder Kemper                                   1997

Ann M. McCreary (43).........  Vice President; Managing Director of
                               Scudder Kemper                                   1998

James E. Masur (39)..........  Vice President; Senior Vice President of
                               Scudder Kemper                                   1999

John Millette (37)...........  Vice President and Assistant Secretary;
                               Vice President of Scudder Kemper                 1999

James W. Pasman (48).........  Vice President; Senior Vice President of
                               Scudder Kemper                                   1996

Kathryn L. Quirk (47)........  Vice President and Secretary; Managing
                               Director of Scudder Kemper                       1997

John R. Hebble (41)..........  Treasurer; Senior Vice President of
                               Scudder Kemper                                   1997

------------------------

(1) Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

(2) The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offices in accordance with the By-laws of the Acquired Trust.

COMPENSATION OF TRUSTEES AND OFFICERS

    The Acquired Trust pays each Independent Trustee an annual Trustee's fee plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of any series of the Acquired Trust. As of April 1, 1999, each Independent Trustee receives an aggregate annual Trustee's fee of $12,000 for service on the boards of trustees of the funds offered through the AARP Investment Program (the "AARP Funds"). (Prior to April 1, 1999, the annual Trustee's fee was $10,000.) Each Independent Trustee also receives fees of $175 per fund for attending each meeting of the Board and between $80 and $150 per fund (depending on meeting type) for attending each committee meeting, or meeting held for the purpose of considering arrangements between the Acquired Trust and Scudder Kemper, or any of its affiliates. The newly-constituted Board may determine to change its compensation structure.

    The current compensation package for the Independent Trustees of the Acquired Trust has not included any provisions for pensions or other retirement benefits. A one-time benefit, however, will be provided to those Independent Trustees who are not standing for re-election in an amount equal to twice a Trustee's calendar year 1999 compensation from the AARP Funds. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to bear one-half of the cost of any such benefit.

    Scudder Kemper supervises the Acquired Trust's investments, pays the compensation and certain expenses of its personnel who serve as Trustees and officers of the Acquired Trust and receives a management fee for its services. Several of the Acquired Trust's officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Acquired Trust makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at certain Board and committee meetings.

    The following Compensation Table provides in tabular form the following data:

    COLUMN (1) All Trustees who receive compensation from the Acquired Trust.

    COLUMN (2) Aggregate compensation received by each Trustee of the Acquired Trust during calendar year 1999.

    COLUMN (3) Total compensation received by each Trustee from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 1999.

                               COMPENSATION TABLE

                                                   AGGREGATE        TOTAL COMPENSATION
                                                  COMPENSATION       FROM FUND COMPLEX
TRUSTEES                                       (NUMBER OF SERIES)     PAID TO TRUSTEE
--------                                       ------------------  ---------------------
Carole Lewis Anderson........................  $5,078 (2 series)    $40,935 (16 funds)

Adelaide Attard..............................  $4,758 (2 series)    $38,375 (16 funds)

Robert N. Butler.............................  $4,318 (2 series)    $34,855 (16 funds)

Edgar R. Fiedler.............................  $3,998 (2 series)    $73,230 (29 funds)*

Eugene P. Forrester..........................  $5,078 (2 series)    $40,935 (16 funds)

George L. Maddox, Jr.........................  $5,078 (2 series)    $40,935 (16 funds)

Robert J. Myers..............................  $4,758 (2 series)    $38,200 (16 funds)

James H. Schulz..............................  $4,598 (2 series)    $37,095 (16 funds)

Gordon Shillinglaw...........................  $5,043 (2 series)    $44,280 (16 funds)

Jean Gleason Stromberg.......................  $5,078 (2 series)    $40,935 (16 funds)

------------------------

* Mr. Fiedler's total compensation includes $9,900 accrued, but not received, through a deferred compensation program for serving on the Board of Directors of Scudder Fund, Inc.

    THE BOARD OF TRUSTEES OF AARP TAX FREE INCOME TRUST RECOMMENDS THAT THE SHAREHOLDERS OF AARP INSURED TAX FREE GENERAL BOND FUND VOTE FOR EACH NOMINEE.

         PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

                                  I.  SYNOPSIS

    The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

INTRODUCTION

    The Board of the Acquired Trust, including all of the Independent Trustees, approved the Plan at a meeting held on February 7, 2000. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for

(a) the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund in exchange for AARP Shares; (b) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund; and (c) the abolition of the Acquired Fund as a series of the Acquired Trust. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the AARP Shares and will hold, immediately after the Reorganization, AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund on the Valuation Date.

    Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Acquired Fund's shareholders will continue to enjoy many of the same shareholder privileges as they currently enjoy, such as the ability to buy, exchange and sell shares without paying a sales commission, access to professional service representatives, and automatic dividend reinvestment. See "Purchase, Redemption and Exchange Information."

BACKGROUND OF THE REORGANIZATION

    The Reorganization is part of a broader restructuring program proposed by Scudder Kemper to respond to changing industry conditions and investor needs. Scudder Kemper seeks to offer the full lineup of the Scudder Family of no-load funds to members of the AARP Investment Program. The expanded offering should position the AARP Investment Program to meet the increasingly diverse needs of current and prospective AARP members.

    Scudder Kemper and AARP have advised the Board that they believe that the proposed changes in the AARP Investment Program from Scudder are in the interests of shareholders of the AARP Funds and AARP members. The Program would comprise the shares of the AARP Class of each of forty-three no-load funds, compared with the current sixteen, and would retain its separate identity, with separate statements and generally lower minimum investments for participating shareholders; six core funds(1) would continue to have a risk managed strategy; education will remain a focus of Scudder Kemper; and AARP will continue to be involved with the Program and is proposed to have board representation.

------------------------

(1) The six core funds would be Scudder GNMA Fund (currently known as AARP GNMA and U.S. Treasury Fund), Scudder Capital Growth Fund (currently known as AARP Capital Growth Fund), Scudder Small Company Stock Fund (currently known as AARP Small Company Stock Fund), Scudder Managed Municipal Bonds, Scudder Global Fund and Scudder Growth and Income Fund.

    As part of this initiative, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises. Scudder Kemper believes, and has advised the boards, that the consolidation of certain funds advised by it would benefit fund shareholders. Scudder Kemper has, therefore, proposed the consolidation of a number of no-load funds advised by it that Scudder Kemper believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the Scudder Funds and the AARP Funds, all of which are advised by Scudder Kemper. Consolidation plans are proposed for other funds that have not gathered enough assets to operate efficiently and, in turn, have relatively high expense ratios. Scudder Kemper believes that these consolidations may help to enhance investment performance of funds and increase efficiency of operations. The Reorganization is also expected to result in lower operating expenses for Acquired Fund shareholders, as described in "Comparison of Expenses" below.

    There are currently five different boards for the no-load funds advised by Scudder Kemper. Scudder Kemper believes, and has proposed to the boards, that creating a single board responsible for the AARP Funds and for the open-end, directly-distributed, no-load Scudder Funds would increase efficiency and benefit fund shareholders. (See Proposal 1 above.)

    As part of this restructuring effort, Scudder Kemper has also proposed the adoption of an administrative fee for most of the no-load funds advised by Scudder Kemper. Under this fee structure, in exchange for payment by a fund of an administrative fee, Scudder Kemper would agree to provide or pay for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administrative agreement, would transfer substantially all of the risk of increased costs to Scudder Kemper. Scudder Kemper has proposed that the Acquiring Fund implement such an administrative fee upon the Closing, as described in "Administrative Fee" below.

    The fund consolidations, the adoption of an administrative fee and the creation of a single board are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

REASONS FOR THE PROPOSED REORGANIZATION; BOARD APPROVAL

    Since receiving Scudder Kemper's proposals on September 22, 1999, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

    The Trustees believe that the Reorganization may provide shareholders of the Acquired Fund with the following benefits:

    - LOWER EXPENSES. If the Reorganization is approved, Acquired Fund shareholders are expected to benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

    - GREATER PREDICTABILITY OF EXPENSES. On or prior to the Closing, the Acquiring Fund and Scudder Kemper will enter into an administrative services agreement pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund, and will pay most Acquiring Fund expenses, in return for payment by the Acquiring Fund of a single administrative fee rate. This agreement, which has an initial three year term, will protect the Acquiring Fund's shareholders from increases in the Acquiring Fund's expense ratio attributed to any increases in the costs of providing these services.

    - SIMILAR INVESTMENT OBJECTIVES AND POLICIES. The combined fund will continue to seek income exempt from regular federal income tax through investments primarily in domestic municipal bonds. Although the combined fund will not have the Acquired Fund's current policy of investing in insured bonds, if the Reorganization is approved, the combined fund will modify its investment policies to also actively seek to reduce downside risk as compared with other municipal bond funds, a policy consistent with the risk-managed aspect of the Acquired Fund's policies. The Funds are currently managed by the same portfolio management teams and, notwithstanding the Acquired Fund's higher allocation of insured bonds, have similar investment styles.

    - INVESTMENT IN A LARGER FUND. Scudder Kemper has advised the Trustees that the Acquired Fund's shareholders will benefit from an investment in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined fund, with the attendant ability to spread investment risks among a larger number of portfolio securities.

    - TAX-FREE REORGANIZATION. It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a TAX-FREE transaction.

    For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Trustees of the Acquired Trust, including the Independent Trustees, have concluded that:

    - the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

    - the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

    ACCORDINGLY, THE TRUSTEES RECOMMEND APPROVAL OF THE PLAN EFFECTING THE REORGANIZATION. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Trustees.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS

    The investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund (and, consequently, the risks of investing in either
Fund) are very similar. Some differences do exist. The investment objective of the Acquiring Fund is to seek income exempt from regular federal income tax. The investment objective of the Acquired Fund is to produce a high level of income that is free from federal income taxes while actively seeking to reduce downside risk as compared with other insured tax-free bond mutual funds. There can be no assurance that either Fund will achieve its investment objective. Both Funds have the same portfolio managers and are managed in a substantially similar manner, except that the Acquired Fund seeks to reduce downside risk by maintaining a duration that is generally shorter than comparable mutual funds and adjusting its duration in response to market conditions.

    The Acquiring Fund must invest 80% of its net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. Under normal market conditions, the Acquiring Fund expects to invest 100% of its portfolio in federally tax-exempt municipal securities. The Acquiring Fund, while it may invest in short, medium-, or long-term securities, has invested primarily in medium- and long-term municipal bonds in recent years. The Acquired Fund normally invests at least 80% of its net assets in high quality, tax-exempt municipal securities. It includes short-and medium-term bonds in its portfolio. The Acquired Fund also may invest up to 20% of its assets in U.S. government securities.

    One important difference between the Funds is that while at least 65% of the total assets held by the Acquired Fund must be fully insured as to the principal amount and interest by nationally recognized private insurers, the Acquiring Fund has no such requirement. Insurance guarantees the timely payment of principal and interest in the event of default, but does not protect against a decrease in value. Insurance also involves a cost to the Acquired Fund which will reduce yield.

    The Acquiring Fund normally invests at least 65% of its net assets in securities rated within the top three rating categories by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services, a division of the McGraw-Hill Companies, Inc. ("S&P"), or if unrated, of equivalent quality as determined by the Investment Manager. The Acquiring Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P, but will not purchase bonds rated below B. The Acquired Fund, except with respect to futures and options, only purchases securities rated within the top three rating categories by Moody's and S&P, independent of any applicable insurance credit enhancement.

    Each Fund normally prefers to invest in securities that cannot be called in before maturity. The Acquired Fund may make only limited use (in terms of type of transaction and amount) of derivatives, futures and options. The Acquiring Fund, while limited to 5% of assets committed to such transactions entered into for non-hedging purposes, may make more use (in terms of type of transaction and amount) of such transactions. Each Fund also has different limits regarding the percentage of assets that may be invested in private activity bonds, which the Acquired Fund currently does not intend to purchase.

    Each Fund may invest up to 20% of its assets in securities whose investment income is taxable or is subject to the Alternative Minimum Tax. The Acquired Fund has no current intention to purchase such securities.

    The Acquired Fund does not invest in securities issued by tobacco-producing companies, and has a stated goal of educating shareholders on investment topics affecting their lives. Upon the Closing, the Acquiring Fund will modify its policies to also seek to reduce downside risk as compared with other tax-free income funds by maintaining a duration that is generally shorter than comparable mutual funds and adjusting its duration in response to market conditions. In addition, the Acquiring Fund will adopt the policy of excluding investment in securities issued by tobacco-producing companies.

    The Acquiring Fund's investment restrictions are identical to the Acquired Fund's investment restrictions, as such restrictions are set forth under "Investment Restrictions" in each Fund's statement of additional information, except that the Funds use different language to characterize the types of instruments in which 80% of each Fund's assets must be invested. The Acquiring Fund must have 80% of its net assets invested in "municipal securities" during periods of normal market conditions, while the Acquired fund must have 80% of its net assets invested in "securities that are exempt from Federal income tax" during periods of normal market conditions. Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders. Investors should refer to the respective statements of additional information of the Funds for a fuller description of each Fund's investment policies and restrictions.

PORTFOLIO TURNOVER

    The portfolio turnover rate for the Acquiring Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 1998 and for the five months ended May 31, 1999 (i.e., prior to the creation of AARP Shares) was 8.6% and 13.8% (annualized), respectively. The portfolio turnover rate for the Acquired Fund for the fiscal year ended September 30, 1999 was 7.9%.

PERFORMANCE

    The following table shows how each Fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time. All figures assume reinvestment of dividends and distributions.

                          AVERAGE ANNUAL TOTAL RETURN
                    FOR THE PERIODS ENDING DECEMBER 31, 1999

                           ACQUIRING FUND*   ACQUIRED FUND   BENCHMARK INDEX**
                           ---------------   -------------   -----------------
Past year................      (1.96)%          (2.00)%           (2.06)%
Past 5 years.............       6.78%            6.27%             6.91%
Past 10 years............       6.80%            6.38%             6.89%

------------------------

* AARP Shares were not offered during the periods covered. Performance shown is for shares of the Acquiring Fund existing during the periods covered.

** Each Fund's benchmark index is the Lehman Brothers Municipal Bond Index, an unmanaged, market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns are calculated monthly.

    There may be differences in the Funds' yields. For information regarding each Fund's current 30-day yield, please call (800) 253-2277 with respect to the Acquired Fund and (800) 728-3337 for the Acquiring Fund.

    For management's discussion of the Acquiring Fund's performance for the fiscal year ended May 31, 1999 (prior to the creation of AARP Shares), see Exhibit B attached hereto.

INVESTMENT MANAGER; FEES AND EXPENSES

    Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Fund's Trustees. Shareholders pay no direct charges or fees for investment management or other services. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

    The Investment Manager receives a fee for its services pursuant to its investment management agreement with the Acquiring Fund. For these services, the Acquiring Fund pays the Investment Manager a fee at an annual rate of 0.55% of the first $200 million of average daily net assets, 0.50% of the next $500 million and 0.475% on average daily net assets in excess of $700 million. The fee is graduated so that increases in the Acquiring Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of May 31, 1999, the Acquiring Fund had total net assets of $713,401,169. For the fiscal year ended December 31, 1998 and for the five months ended May 31, 1999, the Acquiring Fund paid the Investment Manager a fee of 0.51% and 0.51% (annualized), respectively, of average daily net assets.

    Scudder Kemper has proposed a new investment management agreement for the Acquiring Fund. The proposed new investment management agreement includes a new fee rate, which is, at all asset levels, effectively the same as or lower than the current rate applicable to the Acquiring Fund. The proposed new fee rate is 0.49% of the first $2 billion of average daily net assets, 0.465% on the next $1 billion, and 0.44% on average daily net assets in excess of $3 billion. Each of the effectiveness of the new investment management agreement for the Acquiring Fund and the Closing is contingent upon the other.

    The Investment Manager receives a fee pursuant to an investment management agreement as compensation for its services on behalf of the Acquired Fund. Pursuant to the Acquired Fund's investment management agreement, the fee payable to Scudder Kemper is calculated using a formula based in part on the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust. The Acquired Fund currently pays the Investment Manager a fee at an annual rate of 0.47% of average daily net assets. The fee for the Acquiring Fund is calculated in a different manner than is currently used for the Acquired Fund. Unlike the fee for the Acquired Fund, the Acquiring Fund's fee will not go up or down based on the net assets of other funds managed by the Investment Manager, but it will go up or down based on the net assets of the Acquiring Fund. As of September 30, 1999, the Acquired Fund had total net assets of $1,591,979,569. For the fiscal year ended September 30, 1999, the Acquired Fund paid the Investment Manager a fee of 0.47% of average daily net assets. There is currently an arrangement between Scudder Kemper and AARP Financial Services Corporation ("AFSC") pursuant to which Scudder Kemper currently pays AFSC a monthly fee based on the net assets of AARP Funds.

ADMINISTRATIVE FEE

    On or prior to the Closing, the Acquiring Fund will have entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Acquiring Fund of an administrative services fee (the "Administrative Fee") of 0.15% of average daily net assets. One effect of this arrangement is to make the Acquiring Fund's future expense ratio more predictable.

The details of this arrangement (including expenses that are not covered) are set out below.

    Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Acquiring Fund pursuant to separate agreements with the Fund, subject to oversight and approval by the Acquiring Trust's trustees. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Acquiring Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Acquiring Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Acquiring Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Acquiring Fund and provides other audit, tax, and related services. Willkie
Farr & Gallagher acts as general counsel for the Acquiring Fund. In addition to the fees it pays under its current investment management agreement with Scudder Kemper, the Acquiring Fund pays the fees and expenses associated with these service arrangements, as well as the Acquiring Fund's insurance, registration, printing, postage and other costs.

    Once the Administration Agreement becomes effective, each Service Provider will continue to provide the services that it currently provides to the Acquiring Fund, as described above, under the current arrangements, except that Scudder Kemper will pay these entities for the provision of their services to the Acquiring Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Acquiring Fund will pay Scudder Kemper the Administrative Fee.

    The proposed Administration Agreement will have an initial term of three years, subject to earlier termination by the Acquiring Trust's trustees. The fee payable by the Acquiring Fund to Scudder Kemper pursuant to the Administration Agreement would be reduced by the amount of any credit received from the Acquiring Fund's custodian for cash balances.

    Certain expenses of the Acquiring Fund would not be borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Acquiring Fund would continue to pay the fees required by its investment management agreement with Scudder Kemper.

COMPARISON OF EXPENSES

    The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the AARP Shares, and comparing these with the expenses of the Acquired Fund. AS INDICATED BELOW, IT IS EXPECTED THAT THE TOTAL EXPENSE RATIO OF THE ACQUIRING FUND FOLLOWING THE REORGANIZATION WILL BE LOWER THAN THE CURRENT EXPENSE RATIO OF THE ACQUIRED FUND. Unless otherwise noted, the information is based on each Fund's expenses (and average daily net assets) during the twelve months ended October 31, 1999 and on a pro forma basis as of that date and for the period then ended, giving effect to the Reorganization. Information in the tables and examples relating to the Acquiring Fund relates to the Acquiring Fund as a whole prior to the creation of the AARP Shares. Pro Forma information in the tables and examples relates to the AARP Shares and the S Class of shares of the Acquiring Fund. (Please see "Description of the Securities to be Issued" below.)

                        SHAREHOLDER TRANSACTION EXPENSES

                                                    ACQUIRING  ACQUIRED  PRO FORMA*
                                                      FUND       FUND    (COMBINED)
                                                    ---------  --------  ----------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price).............   None       None      None
Maximum deferred sales charge (load) (as a
  percentage of purchase price or redemption
  proceeds).......................................   None       None      None
Maximum deferred sales charge (load) imposed on
  reinvested dividends............................   None       None      None
Redemption fee (as a percentage of amount
  redeemed, if applicable)(+).....................   None       None      None

                   ANNUAL FUND OPERATING EXPENSES (UNAUDITED)

                                                    ACQUIRING  ACQUIRED  PRO FORMA(*@)
                                                      FUND       FUND     (COMBINED)
                                                    ---------  --------  -------------
Management fees...................................    0.51%      0.47%       0.49%
Distribution and/or service (12b-1) fees..........   None       None       None
Other expenses....................................    0.16%      0.21%       0.15%
Total annual Fund operating expenses..............    0.67%      0.68%       0.64%

------------------------

(+)   There is a $5 wire service fee for receiving redemption proceeds via wire.

* Pro Forma expenses reflect the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund to be effective upon the Reorganization.

(@) It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma expenses reflect the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

    In evaluating the Reorganization, the Independent Trustees focused their consideration on the Acquiring Fund's and the Acquired Fund's estimated expense ratios calculated utilizing Fund net assets at December 31, 1999 (rather than average daily net assets for a full year, as used in the table above), the number of shareholder accounts at that date, and other relevant factors. This calculation resulted in an estimated total annual expense ratio of 0.64% for the Acquiring Fund and 0.71% for the Acquired Fund.

EXAMPLES (UNAUDITED)

    Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, you reinvested all dividends and distributions, and each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

                                        ACQUIRING   ACQUIRED     PRO FORMA
YEAR                                      FUND        FUND     (COMBINED)(*@)
----                                    ---------   --------   --------------
1ST...................................    $ 68        $ 69          $ 65
3RD...................................    $214        $218          $205
5TH...................................    $373        $379          $357
10TH..................................    $835        $847          $798

------------------------

* Pro Forma expenses reflect the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund to be effective upon the Reorganization.

(@) It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma expenses reflect the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table for the Acquiring Fund prior to the creation of the AARP Shares, which is intended to help you understand the Acquiring Fund's financial performance for the past five years, is included in the Acquiring Fund's prospectus dated October 1, 1999, which is included herewith and incorporated herein by reference.

DISTRIBUTION OF SHARES

    Scudder Investor Services, Inc. ("SIS"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of each Fund. SIS charges no direct fees in connection with the distribution of shares of the Funds. Following the Reorganization, Acquiring Fund shareholders will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

    The purchase, redemption and exchange procedures and privileges of the Acquired Fund are identical to those that will be in place for the AARP Shares, except for the range of funds available under the exchange privilege and the minimum balance requirements.

    Acquired Fund shareholders may currently exchange Acquired Fund shares only into AARP Funds, while holders of AARP Shares will be able to exchange AARP Shares into shares of any fund within the Scudder Family of Funds on a no-load basis. The minimum balance for non-retirement accounts investing in the AARP Shares will be $1,000, which is lower than the minimum balance for non-retirement accounts investing in the Acquired Fund. The minimum balance for Individual Retirement Accounts ("IRAs") investing in AARP Shares will be $500, as compared to $250 for the Acquired Fund. However, Acquired Fund IRA shareholders receiving AARP Shares as a result of the Reorganization will only be required to meet the Acquired Fund's $250 minimum balance requirement for IRAs.

DIVIDENDS AND OTHER DISTRIBUTIONS

    Each of the Funds intends to declare dividends from its net investment income daily and distribute them monthly. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

    If the Plan is approved by the Acquired Fund's shareholders, the Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

TAX CONSEQUENCES

    As a condition to the Reorganization, the Acquiring Fund and the Acquired Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                          II.  PRINCIPAL RISK FACTORS

    Because of their similar investment objectives, policies and strategies, the types of principal risks presented by the Acquiring Fund are similar to those presented by the Acquired Fund. The main risks applicable to each Fund include, among others, management risk (i.e., securities selection by the Investment Manager), risk associated with interest rates, and risk associated with credit quality, but an investment in the Acquiring Fund generally will be subject to a higher level of credit risk. As stated earlier, at least 65% of the total assets held by the Acquired Fund must be fully insured as to the principal amount and interest by nationally recognized private insurers. Generally, insured bonds receive a higher credit rating than uninsured bonds; therefore, the greater the percentage of insured holdings, generally the higher the Fund's credit quality and the less its exposure to credit quality risk. The credit quality of a bond has an impact on its price. In most cases, the higher the credit quality of a bond, the lower its yield will be; consequently, the price of an insured bond may be higher.

    For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the prospectuses and statements of additional information for the Funds, which are incorporated by reference herein.

                         III.  THE PROPOSED TRANSACTION

DESCRIPTION OF THE PLAN

    As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund as of the close of business on the Valuation Date. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquired Fund will distribute the AARP Shares received in the exchange to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund will be abolished as a series of the Acquired Trust.

    Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund immediately as of the close of business on the Valuation Date. Such shares will be held in an account with the Acquiring Trust identical in all material respects to the account currently maintained by the Acquired Trust for such shareholder, except as noted above. In the interest of economy and convenience, AARP Shares issued to the Acquired Fund's shareholders will be in uncertificated form.

    Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of AARP Shares received by the shareholder in connection with the Reorganization.

    The obligations of each Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of either Trust, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the

Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

    Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $25,202 for the Acquiring Fund and $748,040 for the Acquired Fund (approximately $0.0003 and $0.0086 per share, respectively, based on December 31, 1999 net assets for each Fund). As investors in a Fund, Fund shareholders indirectly bear a portion of these expenses.

BOARD APPROVAL OF THE PROPOSED TRANSACTION

    Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Acquired Fund at a meeting held on September 22, 1999. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to restructure many of the mutual funds advised by it that are currently offered to retail investors (see "Synopsis -- Background of the Reorganization" above). This initiative includes four major components:

        (i) The combination of funds with similar investment objectives and policies, including in particular the combination of the AARP Funds with similar Scudder Funds currently offered to the general public;

        (ii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

       (iii) The implementation of an administration agreement for each fund, covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

        (iv) The consolidation of the separate boards currently responsible for overseeing several groups of no-load funds managed by Scudder Kemper into a single board.

    The Independent Trustees of the Acquired Fund reviewed the potential implications of these proposals for the Acquired Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the September 22 meeting, the Independent Trustees met in person or by telephone on a number of occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. On a number of occasions, these meetings included representatives of the independent trustees or directors of other funds affected by these proposals. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

    Following the conclusion of this process, the Independent Trustees of the Acquired Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

    On February 7, 2000, the Board of the Acquired Fund, including the Independent Trustees of the Acquired Fund, approved the terms of the Reorganization and certain related proposals. The Independent Trustees have also agreed to recommend that the Reorganization be approved by the Acquired Fund's shareholders.

    In determining to recommend that the shareholders of the Acquired Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Acquired Fund and the estimated operating expenses of the Acquiring Fund, and between the estimated operating expenses of the Acquiring Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Acquired Fund's and the Acquiring Fund's investment objectives, policies, restrictions and portfolios;
(d) the agreement by Scudder Kemper to provide services to the Acquiring Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Acquired Fund and the Acquiring Fund; (f) the costs to be borne by the Acquired Fund, the Acquiring Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for the Acquiring Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Acquired Fund, the Acquiring Fund and their respective shareholders; and (i) the investment performance of the Acquired Fund and the Acquiring Fund.

    The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of the Acquiring Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of the Acquiring Fund's Administrative Fee for an initial three-year period. Because the Acquiring Fund will pay only its stated Administrative Fee rate for such services and expenses regardless of changes in actual costs, the Acquiring Fund's shareholders will be protected from increases in the Acquiring Fund's expense ratio attributable to increases in such actual costs. The Board also considered the protection this would afford shareholders if the Acquiring Fund's net assets declined as a result of market fluctuations or net redemptions.

    The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Acquired Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is lower than the current expense ratio for the Acquired Fund. The Board also considered that the Reorganization would permit the shareholders of the Acquired Fund to pursue similar investment goals in a larger fund. In this regard, Scudder Kemper advised the Trustees of the Acquired Fund that the Acquired Fund's shareholders will benefit from being in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined Fund, with the ability to spread investment risks among a larger number of portfolio securities.

    Finally, the Trustees concluded that the shareholders of the Acquired Fund would be better served by having their interests represented by a single board of trustees or directors with responsibility for overseeing substantially all of the funds to be marketed as a "family of funds" through Scudder's no-load distribution channels. Accordingly, the Trustees agreed to recommend the election of a new consolidated board comprised of representatives of each of the various boards currently serving as trustees or directors of these funds.

    Based on all of the foregoing, the Board concluded that the Acquired Fund's participation in the Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund's shareholders. THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS OF THE ACQUIRED FUND APPROVE THE REORGANIZATION.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

    The Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated September 24, 1976, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. The Acquiring Fund is one of two series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The Trustees of the Acquiring Trust have authorized the division of the Acquiring Fund into two classes, S Class and AARP Class. It is anticipated that this division will occur prior to the Closing and that shares of the Acquiring Fund existing at that time will be redesignated as S Class shares of the Acquiring Fund. If AARP Shares are not created prior to the Closing, then the Reorganization will not be consummated. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution and certain other matters.

    Each share of each class of the Acquiring Fund represents an interest in the Acquiring Fund that is equal to and proportionate with each other share of that class of the Acquiring Fund. Acquiring Fund shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

FEDERAL INCOME TAX CONSEQUENCES

    The Reorganization is conditioned upon the receipt by the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of the AARP Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer;
(iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the AARP Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the AARP Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of AARP Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund.

    After the Closing, the Acquiring Fund may dispose of certain securities received by it from the Acquired Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

    While the Acquired Trust is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

CAPITALIZATION

    The following table shows on an unaudited basis the capitalization of each Fund and Scudder Ohio Tax Free Fund(@) as of October 31, 1999 (i.e., prior to the creation of AARP Shares), and, on a pro forma basis, as of that date, giving effect to the Reorganization:

                                                       SCUDDER OHIO
                        ACQUIRING        ACQUIRED        TAX FREE         PRO FORMA          PRO FORMA
                           FUND            FUND            FUND          ADJUSTMENTS        COMBINED(1)
                       ------------   --------------   -------------   ---------------   -----------------
NET ASSET VALUE
S Class..............  $706,598,558                     $91,883,566    ($   40,584)(3)   $  798,441,540
AARP Shares..........                 $1,556,333,468                   ($  748,040)(4)   $1,555,585,428
                                                                                         --------------
Total Net Assets.....                                                                    $2,354,026,968(2)
                                                                                         ==============
SHARES OUTSTANDING
S Class..............    82,235,127                       7,220,299      3,474,484           92,929,910
AARP Shares..........                     89,098,171                    91,994,428          181,092,599
NET ASSET VALUE PER
  SHARE
S Class..............  $       8.59                     $     12.73                      $         8.59
AARP Shares..........                 $        17.47                                     $         8.59

------------------------------

(@) It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma capitalization reflects the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

(1) Assumes the Reorganization had been consummated on October 31, 1999, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund and Scudder Ohio Tax Free Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $25,202 and $15,382 to be borne by the Acquiring Fund and
    Scudder Ohio Tax Free Fund, respectively.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $748,040 to be borne by the Acquired Fund.

    THE BOARD OF TRUSTEES OF AARP TAX FREE INCOME TRUST RECOMMENDS THAT THE SHAREHOLDERS OF AARP INSURED TAX FREE GENERAL BOND FUND VOTE IN FAVOR OF THIS
                                  PROPOSAL 2.

     PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT
                                  ACCOUNTANTS

    The Board of the Acquired Trust, including a majority of the Independent Trustees, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Acquired Fund for the Acquired Fund's current fiscal year. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

    THE BOARD OF TRUSTEES OF AARP TAX FREE INCOME TRUST RECOMMENDS THAT THE SHAREHOLDERS OF AARP INSURED TAX FREE GENERAL BOND FUND VOTE IN FAVOR OF THIS
                                  PROPOSAL 3.

                             ADDITIONAL INFORMATION

INFORMATION ABOUT THE FUNDS

    Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-225-2470.

    The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the Commission. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the statements of additional information for the Acquiring Trust and the Acquired Trust, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Acquiring Trust, the Acquired Trust and the Funds.

INTERESTS OF CERTAIN PERSONS

    The Investment Manager has a financial interest in the Reorganization, arising from the fact that its fee under its investment management agreement with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases. The amount of those assets will increase by virtue of the Reorganization. See "Synopsis -- Investment Manager; Fees and Expenses."

GENERAL

    PROXY SOLICITATION. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

    Any Acquired Fund shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Acquired Fund, c/o Scudder Kemper Investments, Inc., at the address for the Acquired Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

    The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of the Acquired Trust (for a trust-wide vote) or the Acquired Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Acquired Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

    Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting at the Meeting. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Acquired Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 1, and will have the effect of a "no" vote on Proposals 2 and 3.

    Holders of record of the shares of the Acquired Fund at the close of business on April 17, 2000 will be entitled to one vote per share on all business of the Meeting. As of March 20, 2000, there were 84,349,849 shares of the Acquired Fund outstanding.

    As of January 31, 2000, the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of the Acquiring Fund. To the best of the applicable Trust's knowledge, as of January 31, 2000, no person owned beneficially more than 5% of either Fund's outstanding shares or the shares of any other series of the Acquired Trust, except that certain accounts for which Scudder Kemper acts as investment adviser owned 9,435,112 shares in the aggregate, or 11.77% of the outstanding shares, of the Acquiring Fund on January 31, 2000. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

    Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $27,111. As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

    In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

    If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-605-1203. Any proxy given by a shareholder is revocable until voted at the Meeting.

    Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

    SHAREHOLDER PROPOSALS FOR SUBSEQUENT MEETINGS. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts 02110, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

    OTHER MATTERS TO COME BEFORE THE MEETING. No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Acquired Fund.

    PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                 By order of the Board,

                                 /s/ Kathryn L. Quirk

                                 Kathryn L. Quirk
                                 Secretary

                         INDEX OF EXHIBITS AND APPENDIX

EXHIBIT A:   Agreement and Plan of Reorganization

EXHIBIT B:   Management's Discussion of Acquiring Fund's
             Performance

APPENDIX 1:  Trustee and Nominee Shareholdings

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this    day of     , 2000, by and between Scudder Municipal Trust (the
"Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder Managed Municipal Bonds (the "Acquiring Fund"), a separate series of the Acquiring Trust, and AARP Tax Free Income Trust (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of AARP Insured Tax Free General Bond Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust. The principal place of business of each Trust is Two International Place, Boston, Massachusetts 02110-4103

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the AARP Class of shares ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

    1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

    1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

    1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1.

    1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

    1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

    1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

    1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

    1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.  VALUATION

    2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust, as amended, and then-current prospectus or statement of additional information.

    2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

    2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

    2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.  CLOSING AND CLOSING DATE

    3.1. The Closing of the transactions contemplated by this Agreement shall be July 31, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads, Ten Post Office Square -- South, Boston, MA 02109, or at such other place and time as the parties may agree.

    3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

    3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

    3.4. Scudder Service Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the

Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

    3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  REPRESENTATIONS AND WARRANTIES

    4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

        (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

        (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

        (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

        (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Acquired

    Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

        (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

        (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

        (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

        (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

        (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

        (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

        (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

        (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

        (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

        (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

    4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

        (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

        (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

        (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

        (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

        (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended May 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

        (g) Since May 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

        (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

        (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

        (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

        (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

        (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

        (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

        (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

        (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

        (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

    5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

    5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

    5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than July 11, 2000.

    5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

    5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

    5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

    5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

    5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

    5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

   5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all

Acquiring Fund Shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

   5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

   5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

    The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

    6.1. All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

    6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

    6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

        (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

    6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

    6.5 The Acquiring Fund shall have (i) adopted a new investment management agreement and (ii) entered into an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"), each in a form reasonably satisfactory to the Acquired Fund.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

    The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

    7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

    7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

    7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

    7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

        (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

    7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

    7.6 The Acquiring Fund shall have (i) adopted a new investment management agreement and (ii) entered into an administrative services agreement with Scudder Kemper.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

    If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

    8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

    8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

    8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

    8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

    8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and the Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.  INDEMNIFICATION

    9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

    9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. FEES AND EXPENSES

   10.1. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

   10.2. Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $25,202 for the Acquiring Fund and $748,040 for the Acquired Fund (approximately $0.0003 and $0.0086 per share, respectively, based on December 31, 1999 net assets for each Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

   11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

   12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before October 31, 2000, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603,
Attention: Sheldon A. Jones, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Sheldon A. Jones, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15. HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

   15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

    Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

   15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                         AARP TAX FREE INCOME TRUST
                                on behalf of AARP Insured Tax Free General Fund
------------------------------
          Secretary

                                By:        ------------------------------

                                Its:       ------------------------------

Attest:                         SCUDDER MUNICIPAL TRUST
                                on behalf of Scudder Managed Municipal Bonds
------------------------------
          Secretary

                                By:        ------------------------------

                                Its:       ------------------------------

AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO
SCUDDER KEMPER INVESTMENTS, INC.

By:
------------------------------

Its:
------------------------------

                                                                       EXHIBIT B

             MANAGEMENT'S DISCUSSION OF ACQUIRING FUND'S PERFORMANCE

                               Performance Update

                               as of May 31, 1999
                      Performance Update as of May 31, 1999

--------------------------------------------------------------------------------
Fund Index Comparisons
--------------------------------------------------------------------------------
                                    Total Return
   -------------------------------------------------------------
   Period Ended      Growth of                        Average
   5/31/1999         $10,000           Cumulative      Annual
   -------------------------------------------------------------
   Scudder Managed Municipal Bonds
   -------------------------------------------------------------
   1 Year            $   10,404            4.04%          4.04%
   5 Year            $   13,946           39.46%          6.88%
   10 Year           $   20,546          105.46%          7.47%
   -------------------------------------------------------------
   Lehman Brothers Municipal Bond Index
   -------------------------------------------------------------
   1 Year            $   10,467            4.67%          4.67%
   5 Year            $   14,147           41.47%          7.18%
   10 Year           $   21,062          110.62%          7.73%

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

                              Scudder Managed       Lehman Brothers
                              Municipal Bonds     Municipal Bond Index

                 '89                10000                10000
                 '90                10557                10733
                 '91                11645                11814
                 '92                12787                12976
                 '93                14457                14529
                 '94                14732                14888
                 '95                15978                16243
                 '96                16712                16986
                 '97                18084                18395
                 '98                19748                20121
                 '99                20546                21062

                           Yearly periods ended May 31

The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Index returns assume dividends are reinvested and, unlike Fund returns, do not reflect any fees or expenses.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

                         Portfolio Management Discussion


Dear Shareholders,

Following a series of overseas and domestic financial crises that prompted uncertainty, volatility, and a "flight to quality," bond yields plummeted, then returned to July 1998 levels by the close of Scudder Managed Municipal Bonds' most recent fiscal year. During its abbreviated fiscal year beginning January 1, 1999, through May 31, 1999, the Fund returned -0.17%. Over the 12 months ended May 31, the Fund posted a 4.04% total return, outpacing the 3.26% average performance of the Fund's peers over the same period as tracked by Lipper Analytical Services, Inc., an independent analyst of investment performance. As of May 31, 1999, Scudder Managed Municipal Bonds' 30-day net annualized SEC yield was 4.16%, equivalent to a 6.89% taxable yield for investors subject to the 39.6% maximum federal income tax rate.

Scudder Managed Municipal Bonds' long-term performance record remains highly competitive: As shown in the accompanying table, the Fund's average annual total returns placed it in the top one-third of its peers over one-, three-, five-, and ten-year periods. Please turn to the Performance Update for more information on the Fund's long-term progress, including comparisons with the unmanaged Lehman Brothers Municipal Bond Index.

                             A Market Roller Coaster

Market turmoil hit a peak in the wake of the Russian currency devaluation late last summer, followed by the near collapse of the Long Term Capital Management hedge fund. Volatility in the U.S. stock market increased greatly while a massive reallocation to U.S. Treasury bonds led to substantially lower yields. The Federal Reserve's three interest rate cuts during the third and fourth quarters of 1998 helped to gradually restore market stability. During this period, the U.S. economy continued to grow beyond all expectations, with a dramatic 6% annualized increase in GDP for the fourth quarter of 1998 and a strong start in 1999 that seemed to assure at least 4% GDP growth this year. This show of strength, in turn, worried bond investors, who responded by sending 30-year Treasury bond yields back up to July 1998 levels. Over the twelve months ended May 31, yields of 30-year Treasury bonds ended slightly higher, beginning at 5.60% and ending at 5.84%. Over the same time frame, yields of 30-year AAA insured municipal bonds also rose slightly, from 5.10% to 5.22%.

--------------------------------------------------------------------------------
Competitive Long-Term Returns
(Average annual returns for periods ended May 31, 1999)
--------------------------------------------------------------------------------

            Scudder
            Managed    Lipper           Number
           Municipal   average             of
             Bonds     annual            Funds   Percentile
Period       return    return    Rank    tracked   Ranking

1 year        4.04%    3.26%     32   of   260     Top 12%

3 years       7.13%    6.68%     55   of   202     Top 27%

5 years       6.88%    6.42%     39   of   153     Top 25%

10 years      7.47%    7.17%     17   of   76      Top 22%

Past performance does not guarantee future results.

Lipper Analytical Services, Inc., is an independent analyst of investment performance. Performance includes reinvestment of dividends and capital gains.

In addition to high tax free yields, municipal bonds have historically offered greater price stability over time than Treasury bonds of comparable maturity. The accompanying chart demonstrates the record over the past 12 months, when most financial markets were at a peak of volatility.

--------------------------------------------------------------------------------
Municipals Provided Greater Stability

Monthly prices of 30-year AAA-rated municipal bonds compared with prices of 30-year U.S. Treasury bonds, 5/31/98-5/31/99.
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

                        30-year                   30-year
                          U.S.                   AAA-rated
                      Treasury Bonds           municipal bonds

             5/31/98     100.14                    100.77
                         103.47                    100.00
             7/31/98     101.57                    100.00
                         107.12                    102.33
             9/31/98     114.87                    105.57
                         111.47                    102.33
            11/31/98     109.83                    102.33
                         111.47                    102.33
             1/31/99     111.14                    103.13
                         103.32                    101.55
             3/31/99     102.11                    100.77
                         104.665                   100.31
             5/31/99     100.00                     98.19

Past performance is not indicative of future results.

Source:  Scudder Kemper Investments, Inc.

                     Tax-Free Income and Below-Average Risk

Scudder Managed Municipal Bonds' primary goals are to generate high federally tax-free income through investments in high-grade, long-term municipal securities. During the Fund's abbreviated fiscal year, we maintained a two-part strategy: First, we focused on premium "cushion" bonds -- bonds with high coupons that compensate investors for the fact that they can be redeemed by their issuer prior to maturity. At the same time, we continued the Fund's strong emphasis on call protection. (Generally a bond is called in by its issuer so that it can be refinanced at a lower prevailing rate.) Our call-protection strategy provides a more reliable income stream for the Fund than would exist if the portfolio held a significant proportion of bonds that could be called in before their stated maturities. In terms of maturity, we focused on six- to 13-year bonds, because we believe they offer the best total return potential, based on our outlook for interest rates and the yield differentials among bonds across the maturity spectrum.

The Fund continues its cautious stance on the market with respect to interest rate risk, maintaining an average duration similar to that of its competitive universe. As of May 31, 1999, the Fund's average duration was 6.9 years. (Duration gives relative weight to both principal and interest payments through the life of a bond and has replaced average maturity as the standard measure of interest rate sensitivity among professional investors. Generally, the shorter the duration, the less sensitive a portfolio will be to changes in interest rates.)

The Fund's overall level of portfolio quality remains high, with over 65% of the Fund's portfolio rated AAA or AA. Diversification remains an important strategy for the Fund, allowing us to spread risk over a large number of sectors, maturities, and geographic areas. As of May 31, 1999, the Fund held securities issued in 27 states plus the District of Columbia and the Virgin Islands.

                                     Outlook

In light of recent increases in short-term interest rates -- including an increase in the Federal Funds target rate following the close of the period -- a long-predicted slowdown in U.S. economic activity seems more likely to occur during the second half of 1999. At the same time, we expect that inflation will remain restrained, which should place an upper limit on interest rate increases. Though as a general rule we maintain a portfolio duration in line with our market, we will take a cautious approach during the coming months. We will also monitor the level of worldwide economic activity closely over the remainder of the year: The United States has been the only significant engine of economic growth for some time. If the incipient economic recovery in Asia and other parts of the world gathers steam, we will watch for additional upward pressure on inflation and short-term interest rates and adjust our strategy accordingly.

In terms of the Fund's day-to-day strategy, we will continue to seek competitive returns by purchasing eight- to 13-year premium cushion bonds and noncallable bonds over the coming months. And rather than attempting to make investment decisions based on short-term market movements, we will search for the most attractively valued bonds as we seek a high level of tax-free income for our shareholders.

Sincerely,

Your Portfolio Management Team

/s/Philip G. Condon         /s/Ashton P. Goodfield
Philip G. Condon            Ashton P. Goodfield

                                   APPENDIX 1

                   FUND SHARES OWNED BY NOMINEES AND TRUSTEES

    Many of the nominees and Trustees own shares of the series of the Acquired Trust and of other funds in the Scudder Family of Funds and AARP Funds, allocating their investments among such funds based on their individual investment needs. The following table sets forth, for each nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of January 31, 2000. The information as to beneficial ownership is based on statements furnished to the Acquired Trust by each nominee and Trustee. Unless otherwise noted, beneficial ownership is based on sole voting and investment power. Each nominee's and Trustee's individual shareholdings of any series of the Acquired Trust constitute less than 1% of the outstanding shares of such fund. As a group, the Trustees and officers own less than 1% of the shares of any series of the Acquired Trust.

                                               AARP HIGH QUALITY TAX   AARP INSURED TAX FREE
                                                  FREE MONEY FUND        GENERAL BOND FUND
                                               ---------------------   ---------------------
Carole Lewis Anderson(3).....................              0                       0
Adelaide Attard(1)...........................              0                       0
Henry P. Becton, Jr.(1)......................              0                       0
Robert N. Butler, M.D.(3)....................              0                       0
Linda C. Coughlin(1).........................              0                       0
Horace B. Deets(1)...........................              0                   4,451(5)
Dawn-Marie Driscoll(1).......................              0                       0
Edgar R. Fiedler(1)..........................          1,146                     792
Lt. Gen. Eugene P. Forrester(1)..............              0                     230
Keith R. Fox(1)..............................              0                       0
George L. Maddox, Jr.(1).....................              0                       0
Robert J. Myers(2)...........................              0                   2,547
James H. Schulz(3)...........................              0                       0
Gordon Shillinglaw(1)........................          2,167                  11,198(6)
Joan Edelman Spero(2)........................              0                       0
Jean Gleason Stromberg(2)....................              0                       0
Jean C. Tempel(1)............................              0                       0
Steven Zaleznick(4)..........................              0                       0
All Trustees and Officers as a Group.........          3,313                  19,218(7)

------------------------------

 (1) Total aggregate holdings in each series of the Acquired Trust listed and all other funds in the Scudder Family of Funds and AARP Funds were over $100,000.

 (2) Total aggregate holdings in each series of the Acquired Trust listed and all other funds in the Scudder Family of Funds and AARP Funds ranged between $50,000 and $100,000.

 (3) Total aggregate holdings in each series of the Acquired Trust listed and all other funds in the Scudder Family of Funds and AARP Funds ranged between $10,000 and $50,000.

 (4) Total aggregate holdings in each series of the Acquired Trust listed and all other funds in the Scudder Family of Funds and AARP Funds were $0.

 (5) Mr. Deets' shares in AARP Insured Tax Free General Bond Fund are held with shared investment and voting power.

 (6) Mr. Shillinglaw's shares in AARP Insured Tax Free General Bond Fund include 8,162 shares with sole investment and voting power, and 3,036 shares with shared investment and voting power.

 (7) As a group, as of January 31, 2000, the Trustees and officers of AARP Insured Tax Free General Bond Fund held 11,732 shares with sole voting and investment power and 7,486 shares with shared investment and voting power.

   board of trustees/directors responsible for most Scudder Funds. It is proposed that this board would continue to have AARP representation. It is the Board's belief that this has the potential for increasing efficiency and benefiting fund shareholders. The Board also believes that a single board, responsible for overseeing most of the no-load funds advised by Scudder Kemper, can more effectively represent shareholder interests. THE BOARD OF YOUR FUND RECOMMENDS THAT YOU VOTE IN FAVOR OF EACH NOMINEE.

    You are also being asked to ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of your Fund for the current fiscal year. THE BOARD OF YOUR FUND RECOMMENDS THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

Q: WHEN WOULD THESE CHANGES TAKE EFFECT?

A: The Board expects that the proposed changes would take effect during the third calendar quarter of this year if the proposed combination is approved.

Q: WHOM SHOULD I CALL FOR MORE INFORMATION ABOUT THIS PROXY STATEMENT?

A: Please call Shareholder Communications Corporation, your Fund's information agent, at 1-800-605-1203.

    For more information, please call Shareholder Communications
    Corporation, your Fund's information agent at 1-800-605-1203.

                                                         AA Insured Tx Fr G Bond

    This proxy statement/prospectus is accompanied by the Acquiring Fund's prospectus dated October 1, 1999, which was previously filed with the Commission via EDGAR on September 29, 1999 (File No. 2-57139) and is incorporated by reference herein.

                                    PART B

                            SCUDDER MUNICIPAL TRUST

------------------------------------------------------------------------------

                      Statement of Additional Information
                                April 18, 2000

------------------------------------------------------------------------------

Acquisition of the Assets of                  By and in Exchange for Shares of
AARP Insured Tax Free General Bond Fund       Scudder Managed Municipal Bonds
(the "Acquired Fund"), a series of AARP       (the "Acquiring Fund"), a series
Tax Free Income Trust                         of Scudder Municipal Trust
Two International Place                       (the "Acquiring Trust")
Boston, MA 02110-4103                         Two International Place
                                              Boston, MA 02110-4103

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby the Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the "Reorganization").

This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Acquiring Fund's statement of additional information dated October 1, 1999, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on September 29, 1999 (File No. 2-57139) and is incorporated by reference herein.

2. The Acquiring Fund's annual report to shareholders for the fiscal year ended May 31, 1999, which was previously filed with the Commission via EDGAR on July 26, 1999 (File No. 811-02671) and is incorporated by reference herein.

3. The Acquired Fund's prospectus dated February 1, 2000, which was previously filed with the Commission via EDGAR on January 31, 2000 (File No. 2-91579) and is incorporated by reference herein.

4. The Acquired Fund's statement of additional information dated February 1, 2000, which was previously filed with the Commission via EDGAR on January 31, 2000 (File No. 2-91579) and is incorporated by reference herein.

5. The Acquired Fund's annual report to shareholders for the fiscal year ended September 30, 1999, which was previously filed with the Commission via EDGAR on December 3, 1999 (File No. 811-04050) and is incorporated by reference herein.

6. The financial statements and schedules of the Acquiring Fund and the Acquired Fund required by Regulation S-X for the periods specified in
Article 3 thereof, which are filed herein.

This Statement of Additional Information is not a prospectus.  A
Prospectus/Proxy Statement dated April 18, 2000 relating to the
Reorganization may be obtained by writing the Acquired Fund at

Two International Place, Boston, MA 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-225-2470. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA
PORTFOLIO OF INVESTMENTS
AS OF OCTOBER 31, 1999 (UNAUDITED)

                               Managed    AARP Insured                                        AARP Insured
                              Municipal     Tax Free    Ohio Tax     Pro Forma     Managed      Tax Free      Ohio       Pro Forma
                                Bond        General     Free Fund    Combined     Municipal     General     Tax Free     Combined
                              Principal      Bond       Principal    Principal   Bond Market   Bond Market Fund Market    Market
                              Amount($)    Principal    Amount($)    Amount($)     Value($)     Value($)    Value($)    Value($)(1)
                             ------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
INVESTMENTS 1.5%
---------------------------
---------------------------
ALASKA

   Valdez, AK, Marine          1,500,000                              1,500,000    1,500,000                              1,500,000
   Terminal Revenue, Exxon
   Pipeline Project B,
   3.750%, 12/1/33


ARIZONA

   Maricopa County, AZ,                       700,000                   700,000                   700,000                   700,000
   Pollution Control
   Revenue, Series A,
   Variable Rate, 5.100%,
   05/01/2029


MASSACHUSETTS

   Massachusetts Health &      6,500,000                              6,500,000    6,500,000                              6,500,000
   Educational Facilities
   Authority, Series B,
   Daily Demand Note, MBIA
   Insured, 3.850%, 7/1/05


NEW YORK

   New York City, NY,                         500,000                   500,000                   500,000                   500,000
   General Obligation,
   Series B, Daily Demand
   Note, FGIC Insured,
   4.050%, 10/01/2020

   New York Municipal Water                 3,000,000                 3,000,000                 3,000,000                 3,000,000
   Authority, Series 1994
   G, Variable Rate Demand
   Note, 3.750%, 06/15/2024

   Long Island, NY, Power      5,000,000                              5,000,000    5,000,000                              5,000,000
   Authority New York
   Electricity, Revenue,
   Series 6, 3.750%,
   05/01/2033

   New York State Energy       5,000,000                              5,000,000    5,000,000                              5,000,000
   Research & Development
   Authority, Pollution
   Control Revenue, Niagara
   Mohawk Co., Daily Demand
   Note, 3.950%, 07/01/2015


OHIO

   Ohio Air Quality                                      1,200,000    1,200,000                              1,200,000    1,200,000
   Development Authority,
   Cincinnati Gas and
   Electric, Daily Demmand
   Note, 4.150%, 12/1/15

   Ohio Air Quality                                      3,400,000    3,400,000                              3,400,000    3,400,000
   Development Authority
   Revenue, Cincinnati Gas
   and Electric, Daily
   Demand Note, 3.700%,
   09/01/2030

   Ohio Water Development                                  400,000      400,000                                400,000      400,000
   Authority, Environmental
   Mead Corporation, Series
   1986 B, Daily Demand
   Note, 3.750%, 11/1/15


TEXAS

   Harris County, TX,          2,000,000    5,000,000                 7,000,000    2,000,000    5,000,000                 7,000,000
   Health Facilities,
   Revenue, Saint Lukes
   Episcopal Hospital,
   Series A, 3.700%,
   02/15/2027

   Harris County, TX,                       1,500,000                 1,500,000                 1,500,000                 1,500,000
   Health Facilities,
   Revenue, St Lukes
   Episcopal Hospital,
   Series B, 3.800%,
   02/15/2027

SHORT-TERM MUNICIPAL INVESTMENTS
SHORT-TERM MUNICIPAL INVESTMENTS (COST OF $20,000,000                            ---------------------------------------------------
 $10,700,000  $5,000,000 AND $35,700,000 RESPECTIVELY)                            20,000,000   10,700,000    5,000,000   35,700,000
                                                                                 ---------------------------------------------------
                                                                                 ---------------------------------------------------


LONG-TERM MUNICIPAL
INVESTMENTS 98.5%
---------------------------
---------------------------
ALASKA

   Anchorage, AK, Electric                  2,620,000                 2,620,000                 2,860,475                 2,860,475
   Utility Revenue, 6.500%,
   12/01/2007

   North Slope Borough, AK,    7,000,000    4,000,000                11,000,000    4,967,340    2,838,480                 7,805,820
   General Obligation,
   Capital Appreciation,
   Series A, Zero Coupon,
   06/30/2006

   North Slope Borough, AK,                 5,000,000                 5,000,000                 3,345,100                 3,345,100
   General Obligation,
   Capital Appreciation,
   Series A, Zero Coupon,
   06/30/2007

   North Slope Borough, AK,                 7,000,000                 7,000,000                 4,406,710                 4,406,710
   General Obligation,
   Series 1997A, Zero
   Coupon, 6/30/08

   North Slope Borough, AK,   18,200,000   25,600,000                43,800,000   13,672,022   19,230,976                32,902,998
   General Obligation,
   Capital Appreciation,
   Series B, Zero Coupon,
   06/30/2005

   North Slope Borough, AK,    8,000,000   11,000,000                19,000,000    6,871,760    9,448,670                16,320,430
   General Obligation,
   Series B, Zero Coupon,
   1/1/03

   North Slope Borough, AK,   15,000,000   15,500,000                30,500,000   11,910,900   12,307,930                24,218,830
   General Obligation,
   Capital Appreciation,
   Series B, Zero Coupon,
   06/30/2004


ARIZONA

   Arizonia Municipal                       3,500,000                 3,500,000                 4,193,630                 4,193,630
   Finance Program,
   Certificate of
   Participation, Series


   25, MBIA, 7.875%,
   08/01/2014

   Maricopa County, AZ,                     4,000,000                 4,000,000                 3,264,480                 3,264,480
   School District #28,
   Kyrene Elementary,
   Series B, Zero Coupon,
   FGIC, 01/01/2004

   Maricopa County, AZ,                     2,950,000                 2,950,000                 2,440,152                 2,440,152
   School District #6,
   Washington Elementary,
   Series B, FGIC, 4.100%,
   07/01/2013

   Maricopa County, AZ,                     5,280,000                 5,280,000                 4,081,546                 4,081,546
   Unified School District
   #41, Gilbert School, FGIC,
   Zero Coupon, 01/01/2005

   Maricopa County, AZ,        4,905,000                              4,905,000    3,585,898                              3,585,898
   School District No. 28,
   Kyrene Elementary School,
   Series B, Zero Coupon,
   01/01/2006


CALIFORNIA

   Alameda County, CA,                      8,995,000                 8,995,000                 9,242,183                 9,242,183
   Certificate of
   Participation, Santa
   Rita Jail Project,
   5.375%, 06/01/2009

   Banning, CA, Wastewater,                   960,000                   960,000                 1,182,202                 1,182,202
   Certificate of
   Participation, AMBAC,
   8.000%, 1/1/19

   Banning, CA, Wastewater,                 1,080,000                 1,080,000                 1,316,639                 1,316,639
   Certificate of
   Participation, AMBAC,
   8.000%, 1/1/19

   Big Bear Lake, CA ,                      3,800,000                 3,800,000                 4,055,816                 4,055,816
   MBIA Insured, Series
   1996, 6.000%, 04/01/2011

   California General          4,000,000                              4,000,000    4,389,360                              4,389,360
   Obligation, 6.250%,
   10/1/07

   California General          5,000,000                              5,000,000    5,468,200                              5,468,200
   Obligation, 6.250%,
   4/1/08

   California, General        15,600,000                             15,600,000   17,405,388                             17,405,388
   Obligation, 6.600%,
   02/01/2009

   California Housing          1,000,000                              1,000,000    1,079,340                              1,079,340
   Finance Agency,
   Multi-Unit Rental
   Housing Revenue,
   Series A, 7.700%,
   08/01/2010

   California Pollution       12,000,000                             12,000,000   12,914,760                             12,914,760
   Control Financing
   Authority, Solid Waste
   Disposal Revenue,
   Canadian Fibre of
   Riverside PJ, Series
   1997 A, 9.000%,
   07/01/2019

   California Statewide        2,250,000                              2,250,000    2,304,675                              2,304,675
   Community Development
   Authority, Certificate
   of Participation,
   Lutheran Homes, 5.500%,
   11/15/08

   Foothill Eastern            6,250,000                              6,250,000    5,259,500                              5,259,500
   Transportation Corridor
   Agency, CA , Toll Road
   Revenue, Senior Lien,
   Series A, Step-up Coupon
   0% to 1/1/2005, 7.15%
   to 1/1/2014, 01/01/2014

   Foothill Eastern            4,000,000                              4,000,000    3,354,560                              3,354,560
   Transportation Corridor
   Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up Coupon,
   0% to 1/1/2005, 7.1%
   to 1/1/2011, 01/01/2011

   Foothill Eastern            4,000,000                              4,000,000    3,359,440                              3,359,440
   Transportation Corridor
   Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up Coupon,
   0% to 1/1/2005, 7.1%
   to 1/1/2012, 01/01/2012

   Foothill Eastern           11,000,000                             11,000,000   4,599,760                               4,599,760
   Transportation Corridor
   Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Zero Coupon,
   01/01/2015

   Foothill Eastern            5,000,000                              5,000,000    4,110,500                              4,110,500
   Transportation Corridor
   Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up Coupon,
   0% to 1/1/2005, 7.05%
   to 1/1/2009, 01/01/2009

   Los Angeles County,         4,030,000                              4,030,000    2,649,967                              2,649,967
   CA, Certificate of
   Participation, Disney
   Parking Project, Zero
   Coupon, 09/01/2007

   Los Angeles County,         5,425,000                              5,425,000    3,129,618                              3,129,618
   CA, Certificate of
   Participation, Disney
   Parking Project, Zero
   Coupon, 09/01/2009

   California Housing                       2,015,000                 2,015,000                 2,039,039                 2,039,039
   Finance Agency, MBIA
   Insured, 5.300%,
   08/01/2014

   California State
   Public Works Board,                      8,095,000                 8,095,000                 8,876,006                 8,876,006
   Lease Revenue,
   Series A, AMBAC insured,
   6.300%, 12/01/2006

   Los Angeles County,                      3,000,000                 3,000,000                 2,991,930                 2,991,930
   CA , Public Works
   Authority, MBIA Insured,
   Series 1996B, 5.250%,
   09/01/2011

   Los Angeles County,                      9,000,000                 9,000,000                 9,653,220                 9,653,220
   CA, Capital Asset
   Leasing, AMBAC, 6.000%,
   12/01/2006


   Los Angeles County,                     11,140,000                11,140,000                10,739,294                10,739,294
   CA, Public Works Finance
   Authority, Lease Revenue,
   Multiple Projects IV,
   MBIA, 4.750%, 12/1/10

   Madera County, CA,                       2,840,000                 2,840,000                 3,154,700                 3,154,700
   Certificates of
   Participation, Valley
   Childrens Hospital,
   6.500%, 03/15/2010

   Oakland, CA,                             2,000,000                 2,000,000                 2,150,480                 2,150,480
   Redevelopment Agency,
   Tax Allocation, AMBAC,
   6.000%, 02/01/2007

   Roseville, CA, Unified      1,830,000                              1,830,000    1,032,797                              1,032,797
   High School District,
   General Obligation,
   Series B, Zero Coupon,
   08/01/2010

   Roseville, CA, Unified      1,000,000                              1,000,000      399,450                                399,450
   High School District,
   General Obligation,
   Series B, Zero Coupon,
   08/01/2015

   San Joaquin Hills, CA,      2,000,000                              2,000,000    1,015,280                              1,015,280
   Transportation,
   Revenue, Series A,
   Zero Coupon, 1/15/12

   San Joaquin, CA,            3,895,000                              3,895,000    3,917,630                              3,917,630
   Certificate of
   Participation, County
   Public Facilities
   Project, 5.500%,
   11/15/2013

   San Diego County,                        6,300,000                 6,300,000                 6,613,110                 6,613,110
   CA, Water Authority
   Revenue, Certificate
   of Participation, FGIC,
   5.632%, 04/25/2007

   San Diego, CA, Water                     4,500,000                 4,500,000                 4,701,240                 4,701,240
   Authority,, Certificate
   of Participation, FGIC,
   5.681%, 04/22/2009

   San Francisco, CA, Bay                   2,000,000                 2,000,000                 2,265,300                 2,265,300
   Area Rapid Transit
   District, Sales Tax
   Revenue Refunding,
   AMBAC, 6.750%,
   07/01/2010

   San Joaquin Hills,                       3,000,000                 3,000,000                 1,522,920                 1,522,920
   CA, Transportation,
   Revenue, Series A,
   Zero Coupon, 1/15/12

   San Joaquin, CA,                         2,000,000                 2,000,000                 2,011,620                 2,011,620
   Certificate of
   Participation, County
   Public Facilities
   Project, 5.500%,
   11/15/2013

   Sweetwater Authority,                   10,000,000                10,000,000                10,111,600                10,111,600
   CA, Water Revenue,
   AMBAC insured, 5.250%,
   4/1/10


COLORADO

   Colorado Housing            2,030,000                              2,030,000    2,205,209                              2,205,209
   Finance Authority
   Revenue, 8.100%,
   10/01/2005

   Colorado Housing            2,145,000                              2,145,000    2,332,988                              2,332,988
   Finance Authority
   Revenue, 8.150%,
   10/01/2006

   Colorado Housing            2,320,000                              2,320,000    2,523,325                              2,523,325
   Finance Authority
   Revenue, Multi-Family
   Mortgage, Series A,
   8.150%, 10/01/2007

   Colorado Housing            2,510,000                              2,510,000    2,733,315                              2,733,315
   Finance Authority
   Revenue, Multi-Family
   Mortgage, Series A,
   8.200%, 10/01/2008

   Colorado Housing            2,725,000                              2,725,000    2,967,443                              2,967,443
   Finance Authority
   Revenue, Multi-Family
   Mortgage, Series A,
   8.200%, 10/01/2009

   Colorado Housing            1,940,000                              1,940,000    2,115,201                              2,115,201
   Finance Authority
   Revenue, 8.250%,
   10/01/2010

   Colorado Housing            1,680,000                              1,680,000    1,831,721                              1,831,721
   Finance Authority
   Revenue, 8.250%,
   10/01/2011

   Colorado Housing            1,945,000                              1,945,000    2,120,653                              2,120,653
   Finance Authority
   Revenue, 8.250%,
   10/01/2012

   Denver, CO, Urban             945,000                                945,000      990,029                                990,029
   Renewal Authority,
   Tax Increment Revenue,
   Pavilions-Convention,
   AMT, Series 1989,
   7.500%, 09/01/2004

   Mesa County, CO,                         6,435,000                 6,435,000                 3,288,864                 3,288,864
   Residual Revenue,
   Single Family Housing,
   ETM, Series 1992,
   Zero Coupon, 12/01/2011


CONNECTICUT

   Connecticut Resource                     2,000,000                 2,000,000                 2,149,460                 2,149,460
   Recovery Authority ,
   MBIA Insured, Series
   1996, 6.250%, 11/15/2005

   Connecticut Resource                     4,525,000                 4,525,000                 4,882,294                 4,882,294
   Recovery Authority ,
   MBIA Insured, Series
   1996A, 6.250%, 11/15/2006

   Connecticut State Health                 5,000,000                 5,000,000                 5,136,250                 5,136,250
   Facility Authority ,
   Series 1992B, 6.150%,
   11/15/04

DISTRICT OF COLUMBIA


   District of Columbia,                    9,000,000                 9,000,000                 9,056,970                 9,056,970
   General Obligation,
   Series B, 5.500%, 6/1/10

   District of Columbia,                      350,000                   350,000                   368,060                   368,060
   Prerefunded, Series A,
   5.875%, 06/01/2005

   District of Columbia,                    4,400,000                 4,400,000                 4,583,304                 4,583,304
   Unrefunded Balance,
   Series A, 5.875%,
   06/01/2005

   District of Columbia,                    2,160,000                 2,160,000                 2,327,897                 2,327,897
   Unrefunded Balance,
   MBIA Insured, 6.250%,
   6/1/10

   District of Columbia,                      110,000                   110,000                   121,525                   121,525
   General Obligation,
   Prerefunded 8/1/99 at
   100, MBIA Insured,,
   6.500%, 06/01/2010

   District of Columbia,                    3,500,000                 3,500,000                 3,417,680                 3,417,680
   General Obligation,
   Series B, MBIA, Zero
   Coupon, 06/01/2000

   District of Columbia,       2,000,000                              2,000,000    1,686,940                              1,686,940
   General Obligation,
   Series B, Zero Coupon,
   6/1/03

   District of Columbia,       1,350,000                              1,350,000    1,368,819                              1,368,819
   General Obligation,
   Series B3, 5.300%,
   6/1/05

   District of Columbia,       1,000,000                              1,000,000    1,017,940                              1,017,940
   General Obligation,
   Series B3, 5.500%,
   6/1/07

   District of Columbia,       3,225,000                              3,225,000    3,266,677                              3,266,677
   General Obligation,
   Series B3, 5.500%,
   6/1/08

   District of Columbia,       5,000,000                              5,000,000    4,714,600                              4,714,600
   Water and Sewer
   Authority, Public
   Utility Revenue,
   5.500%, 10/01/2023

   District of Columbia,       3,300,000                              3,300,000    3,437,478                              3,437,478
   General Obligation,
   Series A, 5.875%,
   6/1/05

   District of Columbia,      12,500,000                             12,500,000   12,618,250                             12,618,250
   General Obligation,
   Inverse Floating Rate
   Note, Series 1999B,
   6.818%, 06/01/2010

   District of Columbia,       1,780,000                              1,780,000    1,816,704                              1,816,704
   Certificate of
   Participation, 6.875%,
   01/01/2003

   District of Columbia,       1,000,000                              1,000,000    1,047,830                              1,047,830
   Certificate of
   Participation, 7.300%,
   01/01/2013

   District of Columbia,                   3,905,000                  3,905,000                 4,082,014                 4,082,014
   Unrefunded Balance,
   Series B, 6.125%,
   06/01/2003

   District of Columbia,                      95,000                     95,000                   100,565                   100,565
   General Obligation,
   Prerefunded 6/1/02 at
   102, Series B,, 6.125%,
   06/01/2003

   District of Columbia,                  18,905,000                 18,905,000                19,207,480                19,207,480
   General Obligation,
   Series B, AMBAC, 5.400%,
   6/1/06

   District of Columbia,                  10,000,000                 10,000,000                10,160,000                10,160,000
   General Obligation,
   Series B3, MBIA, 5.400%,
   6/1/06

   District of Columbia,                  25,000,000                 25,000,000                25,448,500                25,448,500
   General Obligation,
   Series B, AMBAC, 5.500%,
   6/1/07

   District of Columbia,                  21,300,000                 21,300,000                21,575,196                21,575,196
   General Obligation,
   Series B, AMBAC, 5.500%,
   6/1/08

   District of Columbia,                  16,150,000                 16,150,000                16,280,815                16,280,815
   General Obligation,
   Series B, AMBAC, 5.500%,
   6/1/09

   District of Columbia,                   2,840,000                  2,840,000                 2,863,004                 2,863,004
   General Obligation,
   Series B, MBIA, 5.500%,
   6/1/09

   District of Columbia,                   1,050,000                  1,050,000                 1,034,030                 1,034,030
   General Obligation,
   Series B, MBIA, 5.500%,
   6/1/12

   Washington DC Convention                4,000,000                  4,000,000                 3,858,000                 3,858,000
   Center, Authority
   Dedicated Tax Revenue,
   5.250%, 10/01/2012


GEORGIA

   Cobb County, GA,                        2,305,000                  2,305,000                 2,350,639                 2,350,639
   Kennestone Hospital
   Authority, Series A,
   MBIA, 5.625%, 4/1/11

   Burke County, GA,           5,000,000                              5,000,000    5,599,450                              5,599,450
   Development Authority,
   Pollution Control
   Revenue, Votgle
   Project, 7.700%,
   01/01/2006

   Georgia Municipal           5,000,000                              5,000,000    5,429,650                              5,429,650
   Electric Authority,
   Power Revenue,
   Series V, 6.500%,
   1/1/12


   Georgia Municipal           3,500,000                              3,500,000    3,800,755                              3,800,755
   Electricity Authority,
   Power Revenue, Fourth
   Crossover, Project
   No. 1, Series 1997
   X, 6.500%, 01/01/2012

   Georgia, General                         4,000,000                 4,000,000                 4,134,960                 4,134,960
   Obligation, Series B,
   5.750%, 08/01/2012

   Macon-Bibb County,                       3,000,000                 3,000,000                 2,971,230                 2,971,230
   GA, Hospital Authority,
   Medical Center of
   Central Georgia,
   Series C, FGIC, 5.250%,
   8/1/11

   Municipal Electric                       3,500,000                 3,500,000                 3,764,880                 3,764,880
   Authority Power
   Revenue , Series Y,
   6.400%, 01/01/2013


HAWAII

   State of Hawaii,                        18,095,000                18,095,000                18,217,322                18,217,322
   General Obligation,
   Series CT, 5.700%,
   09/01/2013

   State of Hawaii,                         2,000,000                 2,000,000                 2,113,180                 2,113,180
   General Obligation,
   Series 1992 BZ, FGIC
   Insured, 6.000%, 10/1/09


ILLINOIS

   Central Lake County,                     2,245,000                 2,245,000                 1,995,872                 1,995,872
   IL, Joint Action Water
   Agency, Refunding
   Revenue, MBIA, Zero
   Coupon, 05/01/2002

   Central Lake County,        2,445,000                              2,445,000    1,954,655                              1,954,655
   IL, Joint Action Water
   Agency, Refunding, Zero
   Coupon, 5/1/04

   Chicago, IL, Public         4,000,000                              4,000,000    2,598,200                              2,598,200
   Building Commission,
   Capital Appreciation,
   ETM, Series 1990 A,
   Zero Coupon, 01/01/2008

   Chicago, IL, Public         2,655,000                              2,655,000    2,664,399                              2,664,399
   Building Commission,
   Building Revenue,
   Series A, 5.250%,
   12/01/2008

   Chicago, IL, Wastewater                 11,990,000                11,990,000                12,231,239                12,231,239
   Transmission Revenue,
   FGIC, 5.500%,
   01/01/2009

   Chicago, IL, Wastewater                  7,220,000                 7,220,000                 7,264,114                 7,264,114
   Transmission Revenue,
   FGIC, 5.500%, 01/01/2010

   Chicago, IL, General                    26,000,000                26,000,000                27,301,560                27,301,560
   Obligation Lease, Board
   of Education, Series A,
   6.250%, 1/1/15

   Chicago, IL, Board of                   36,625,000                36,625,000                36,920,564                36,920,564
   Education, Certificates
   of Participation,
   Series A, 6.000%,
   01/01/2020

   Chicago, IL, Motor          5,000,000                              5,000,000    4,810,150                              4,810,150
   Fuel Tax Revenue,
   5.375%, 01/01/2014

   Chicago, IL, Wastewater     3,215,000                              3,215,000    3,123,180                              3,123,180
   Transmission Revenue,
   5.375%, 01/01/2013

   Chicago, IL, General        7,200,000                              7,200,000    7,481,952                              7,481,952
   Obligation, Emergency
   Telephone Systems,
   5.600%, 1/1/09

   Chicago, IL, General                     1,620,000                 1,620,000                 1,547,716                 1,547,716
   Obligation, Series B,
   5.000%, 01/01/2011

   Chicago, IL, General                     5,200,000                 5,200,000                 5,018,728                 5,018,728
   Obligation, Series B,
   AMBAC, 5.000%, 01/01/2010

   Chicago, IL, General                     9,550,000                 9,550,000                 8,850,081                 8,850,081
   Obligation, Series B,
   AMBAC, 5.125%, 01/01/2015

   Chicago, IL, General                    15,410,000                15,410,000                14,969,890                14,969,890
   Obligation,  Series A,
   MBIA, 5.375%, 01/01/2013

   Chicago, IL, General                     3,000,000                 3,000,000                 3,188,250                 3,188,250
   Obligation, AMBAC,
   6.250%, 01/01/2011

   Chicago, IL, General        3,750,000                              3,750,000    3,948,300                              3,948,300
   Obligation, Series 1996
   A2, 6.250%, 01/01/2014

   Chicago, IL, General                    11,025,000                11,025,000                11,253,328                11,253,328
   Obligation Lease, Board
   of Education, Series A,
   MBIA Insured, 6.000%,
   01/01/2016

   Chicago, IL, General                     1,600,000                 1,600,000                 1,706,304                 1,706,304
   Obligation Lease, Board
   of Education , MBIA
   Insured, Series 1996,
   6.250%, 12/01/2011

   Chicago, IL, General                    11,550,000                11,550,000                12,291,048                12,291,048
   Obligation Lease, Board
   of Education, Series A,
   MBIA, 6.250%, 01/01/2010

   Chicago, IL, General        2,725,000                              2,725,000    2,861,414                              2,861,414
   Obligation Lease, Board
   of Education, Series A,
   6.250%, 1/1/15

   Chicago, IL, O'Hare                      2,255,000                 2,255,000                 2,369,644                 2,369,644
   International Airport,
   Refunding Revenue, AMBAC
   Insured, Series 1996A,
   6.000%, 1/1/06

   Chicago, IL, O'Hare         2,250,000                              2,250,000    1,966,433                              1,966,433
   International Airport,
   Special Facilities
   Revenue,


   United Airlines Project,
   Series A, 5.350%,
   09/01/2016

   Chicago, IL, Public                      9,705,000                 9,705,000                 9,542,732                 9,542,732
   Building Commission,
   Building Revenue,
   Series A, MBIA, 5.250%,
   12/01/2011

   Chicago, IL, Public                     10,420,000                10,420,000                10,403,328                10,403,328
   Building Commission,
   Building Revenue,
   Series A, MBIA,
   5.250%, 12/01/2009

   Chicago, IL, Public                      3,500,000                 3,500,000                 3,534,265                 3,534,265
   Building Commission,
   Building Revenue,
   Series A, MBIA Insured,
   5.250%, 12/01/2007

   Chicago, IL, Public                      2,430,000                 2,430,000                 1,776,500                 1,776,500
   Building Commission,
   Board of Education,
   Series A, MBIA, Zero
   Coupon, 01/01/2006

   Chicago,IL, O'Hare                       6,500,000                 6,500,000                 6,209,970                 6,209,970
   International Airport,
   Revenue Refunding,
   Series C, MBIA, 5.000%,
   01/01/2011

   Cook & Dupage Counties,                  2,550,000                 2,550,000                 1,664,972                 1,664,972
   IL , Housing Development
   Authority, Zero Coupon,
   FSA Insured, 12/01/2007

   Cook & Dupage Counties,                  2,625,000                 2,625,000                 1,611,645                 1,611,645
   IL , Housing Development
   Authority, Zero Coupon,
   FSA Insured, 12/01/2008

   Cook & Dupage Counties,                  2,860,000                 2,860,000                 1,652,765                 1,652,765
   IL , Housing Development
   Authority, Zero Coupon,
   FSA Insured, 12/01/2009

   Cook County, IL,                         1,700,000                 1,700,000                 1,043,732                 1,043,732
   Community High School
   District #233, Capital
   Appreciation Series 1993
   B, FGIC Insured, Zero
   Coupon, 12/01/2008

   Cook County, IL, General                 3,205,000                 3,205,000                 2,511,630                 2,511,630
   Obligation, Zero Coupon,
   ETM, AMBAC Insured,
   11/1/04

   Cook County, IL, General                 5,000,000                 5,000,000                 5,290,400                 5,290,400
   Obligation, Series C,
   FGIC, 6.000%, 11/15/2007

   Decatur, IL, General                     1,455,000                 1,455,000                 1,204,304                 1,204,304
   Obligation, Series 1991,
   AMBAC, Zero Coupon,
   10/1/03

   Decatur, IL, General                     1,415,000                 1,415,000                 1,108,058                 1,108,058
   Obligation, Series 1991,
   AMBAC, Zero Coupon,
   10/1/04

   Decatur, IL, Public                      1,725,000                 1,725,000                 1,819,530                 1,819,530
   Building Commission,
   General Obligation,
   Certificate of
   Participation, FGIC,
   6.500%, 01/01/2003

   Decatur, IL, Public                      1,500,000                 1,500,000                 1,617,270                 1,617,270
   Building Commission,
   General Obligation,
   Certificate of
   Participation, FGIC,
   6.500%, 01/01/2006

   Du-Page, IL, Industrial     3,600,000                              3,600,000    3,648,600                              3,648,600
   Development Revenue,
   Weyerhaeuser Company
   Project, Series 1983,
   8.650%, 11/01/2008

   Hoffman Estates, IL,        8,500,000                              8,500,000    6,005,250                              6,005,250
   Tax Increment Revenue,
   Capital Appreciation,
   Junior Lien, Series
   1991, Zero Coupon,
   5/15/06

   Hoffman Estates, IL,                    17,460,000                17,460,000                11,611,948                11,611,948
   Tax Increment Revenue,
   Capital Appreciation,
   Junior Lien, Series
   1991, Zero Coupon,
   5/15/07

   Illinois, Dedicated                      3,000,000                 3,000,000                 3,199,740                 3,199,740
   Tax Revenue, Civic
   Center Project, AMBAC,
   6.250%, 12/15/11

   Illinois, Dedicated                      6,975,000                 6,975,000                 7,215,638                 7,215,638
   Tax Revenue, Civic
   Center Project, AMBAC,
   6.250%, 12/15/20

   Illinois Dedicated Tax                   4,765,000                 4,765,000                 5,230,588                 5,230,588
   Revenue, Civic Center
   Project, Series A,
   6.500%, 12/15/07

   Illinois Dedicated                       5,255,000                 5,255,000                 5,782,182                 5,782,182
   Tax Revenue, Civic
   Center Project,
   Series A, AMBAC,
   6.500%, 12/15/2008

   Illinois Development        5,000,000                              5,000,000    5,052,450                              5,052,450
   Finance Authority,
   Commonwealth Edison,
   Refunding, 5.850%,
   01/15/2014

   Illinois Educational        3,100,000    2,860,000                 5,960,000    2,337,462    2,277,933                 4,615,395
   Facilities Authority,
   Loyola University, 1991
   Series A, MBIA, Zero
   Coupon, 7/1/04

   Illinois Educational                     4,000,000                 4,000,000                 3,016,080                 3,016,080
   Facilities Authority,
   Loyola University, Zero
   Coupon, 07/01/2005

   Illinois Health                          1,640,000                 1,640,000                 1,722,853                 1,722,853
   Facilities Authority,
   Brokaw-Mennonite
   Healthcare, FGIC,


   6.000%, 08/15/2009

   Illinois Health                          1,380,000                 1,380,000                 1,453,678                 1,453,678
   Facilities Authority,
   Brokaw-Mennonite
   Healthcare, FGIC,
   6.000%, 08/15/2006

   Illinois Health                          1,460,000                 1,460,000                 1,538,709                 1,538,709
   Facilities Authority,
   Brokaw-Mennonite
   Healthcare, FGIC,
   6.000%, 08/15/2007

   Illinois Health                          1,550,000                 1,550,000                 1,630,910                 1,630,910
   Facilities Authority,
   Brokaw-Mennonite
   Healthcare, FGIC,
   6.000%, 08/15/2008

   Illinois Health                          3,400,000                 3,400,000                 3,569,966                 3,569,966
   Facilities Authority,
   Children's Memorial
   Hospital, MBIA,
   6.250%, 08/15/2013

   Illinois Health                         17,000,000                17,000,000                18,154,640                18,154,640
   Facilities Authority,
   Felician Healthcare
   Inc., Series A, AMBAC,
   6.250%, 12/01/2015

   Illinois Health                          1,350,000                 1,350,000                 1,455,179                 1,455,179
   Facilities Authority,
   SSM Healthcare System,
   MBIA, 6.400%, 6/1/08

   Illinois Health                          2,135,000                 2,135,000                 2,231,203                 2,231,203
   Facilities Authority,
   Memorial Medical Center,
   MBIA, 6.750%, 10/1/11

   Illinois Health                          2,700,000                 2,700,000                 2,864,376                 2,864,376
   Facilities Authority,
   Sherman Hospital, MBIA,
   6.750%, 8/1/11

   Illinois Health             1,000,000                              1,000,000      903,560                                903,560
   Facilities Authority,
   Centegra Health System,
   5.200%, 9/1/12

   Illinois Health             1,725,000                              1,725,000    1,715,702                              1,715,702
   Facilities Authority,
   Memorial Medical
   Certer-Springfield,
   5.250%, 10/01/2009

   Illinois Health             2,500,000                              2,500,000    2,530,675                              2,530,675
   Facilities Authority,
   University of Chicago
   Hospital, Refunding,
   Series A, 5.500%,
   8/15/08

   Illinois State Toll                      3,665,000                 3,665,000                 3,610,758                 3,610,758
   Highway Authority, Toll
   Highway Priority
   Revenue Bond, Series A,
   5.500%, 01/01/2013

   Illinois State Sales        2,100,000                              2,100,000    2,280,453                              2,280,453
   Tax Revenue, Series P,
   6.500%, 06/15/2013

   Joliet, IL, Junior                       2,500,000                 2,500,000                 2,770,575                 2,770,575
   College Assistance
   Corp., Lease Revenue,
   North Campus Extension
   Center, MBIA, 6.700%,
   9/1/12

   Kane County, IL , MBIA                   1,775,000                 1,775,000                 1,924,118                 1,924,118
   Insured, Series 1996A,
   6.500%, 02/01/2010

   Kane, Cook and Dupage                    1,040,000                 1,040,000                   554,455                   554,455
   Counties, IL, School
   District #46 Elgin,
   Series 1996B, FSA
   Insured, Zero Coupon,
   1/1/11

   Kane, Cook and Dupage                    1,300,000                 1,300,000                   647,413                   647,413
   Counties, IL, School
   District #46 Elgin,
   Series 1996B, FSA
   Insured, Zero Coupon,
   1/1/12

   Kane, Cook and Dupage                    2,095,000                 2,095,000                   972,729                   972,729
   Counties, IL, School
   District #46 Elgin,
   Series 1996B, FSA
   Insured, Zero Coupon,
   1/1/13

   Kendall, Kane and Will                   1,055,000                 1,055,000                   945,291                   945,291
   Counties, IL, Community
   Unit School District
   Number 308, Oswego,
   FGIC, Zero Coupon,
   3/1/02

   Kendall, Kane and Will                   1,540,000                 1,540,000                 1,174,481                 1,174,481
   Counties, IL, Community
   Unit School District
   Number 308, Oswego,
   FGIC, Zero Coupon,
   3/1/05

   Kendall, Kane and Will                   1,595,000                 1,595,000                 1,149,118                 1,149,118
   Counties, IL, Community
   Unit School District
   Number 308, Oswego,
   FGIC, Zero Coupon,
   3/1/06

   Metropolitan Pier &                      5,625,000                 5,625,000                 2,543,344                 2,543,344
   Exposition Authority,
   IL , McCormick Project,
   Series 1994, Zero
   Coupon, 06/15/2013

   Metropolitan Pier &                      3,200,000                 3,200,000                 2,622,528                 2,622,528
   Exposition Authority,
   IL, McCormick Place
   Expansion Project,
   MBIA, Zero Coupon,
   12/15/03

   Metropolitan Pier &                     10,300,000                10,300,000                 8,184,483                 8,184,483
   Exposition Authority,
   IL, McCormick Place
   Expansion Project, MBIA,
   Zero Coupon, 6/15/04

   Northwest Suburban                       2,575,000                 2,575,000                 2,788,210                 2,788,210
   Municipal Joint Action
   Water Agency, IL, Supply
   System Revenue, MBIA,
   6.450%, 05/01/2007


   Northern Illinois           1,865,000                              1,865,000    1,416,337                              1,416,337
   University, Board of
   Regents, Zero Coupon,
   04/01/2005

   Northern Illinois           1,865,000                              1,865,000    1,380,865                              1,380,865
   University, Board of
   Regents, Zero Coupon,
   10/01/2005

   Northern Illinois           1,865,000                              1,865,000    1,337,858                              1,337,858
   University, Board of
   Regents, Zero Coupon,
   04/01/2006

   Northern Illinois           1,865,000                              1,865,000    1,303,710                              1,303,710
   University, Board of
   Regents, Zero Coupon,
   10/01/2006

   Northern Illinois           1,865,000                              1,865,000    1,261,262                              1,261,262
   University, Board of
   Regents, Zero Coupon,
   04/01/2007

   Northern Illinois           1,865,000                              1,865,000    1,228,457                              1,228,457
   University, Board of
   Regents, Zero Coupon,
   10/01/2007

   Oak Lawn, IL, Water and     1,295,000                              1,295,000    1,070,641                              1,070,641
   Sewer Revenue, Zero
   Coupon, 10/01/2003

   Oak Lawn, IL, Water and     1,295,000                              1,295,000    1,014,568                              1,014,568
   Sewer Revenue, Zero
   Coupon, 10/01/2004

   Oak Lawn, IL, Water and     1,295,000                              1,295,000      959,375                                959,375
   Sewer Revenue, Zero
   Coupon, 10/01/2005

   Oak Lawn, IL, Water and     1,295,000                              1,295,000      905,257                                905,257
   Sewer Revenue, Zero
   Coupon, 10/01/2006

   Rosemont, IL, Tax                        2,655,000                 2,655,000                 1,733,529                 1,733,529
   Increment, Seriec C,
   FGIC, Zero Coupon,
   12/01/2007

   Rosemont, IL, Tax           7,060,000    4,455,000                11,515,000    5,183,240    3,270,727                 8,453,967
   Increment, Series C,
   FGIC, Zero Coupon,
   12/01/2005

   Rosemont, IL, Tax           6,000,000                              6,000,000    4,659,720                              4,659,720
   Increment Revenue,
   Zero Coupon,
   12/1/2004

   State University            7,000,000                              7,000,000    5,182,870                              5,182,870
   Retirement System,
   IL, Special Revenue,
   Zero Coupon, 10/1/05

   Skokie, IL, Park                         3,000,000                 3,000,000                 1,518,930                 1,518,930
   District, Series
   1994B, AMBAC Insured,
   Zero Coupon, 12/1/11

   State University                         2,750,000                 2,750,000                 2,276,175                 2,276,175
   Retirement System,
   IL, Special Revenue,
   MBIA, Zero Coupon,
   10/01/2003

   University of Illinois,                  3,890,000                 3,890,000                 3,301,599                 3,301,599
   Board of Trustees,
   Series 1991, AMBAC,
   Zero Coupon,
   04/01/2003

   University of Illinois,                  3,830,000                 3,830,000                 2,913,251                 2,913,251
   Board of Trustees,
   Series 1991, AMBAC,
   Zero Coupon,
   04/01/2005

   Will County, IL,                         1,325,000                 1,325,000                 1,264,938                 1,264,938
   Community Unit
   School District #201-U,
   Crete-Monee, Capital
   Appreciation, MBIA, Zero
   Coupon, 12/15/00

   Will County, IL,                         1,730,000                 1,730,000                 1,572,397                 1,572,397
   Community Unit School
   District #201-U,
   Crete-Monee, Capital
   Appreciation, MBIA,
   Zero Coupon, 12/15/01

   Will County, IL, Capital    3,725,000                              3,725,000    2,594,314                              2,594,314
   Appreciation, School
   District No. 201-U,
   Zero Coupon, 12/15/2006

   Winnebago County, IL,       1,675,000                              1,675,000    1,847,944                              1,847,944
   School District No. 122,
   6.550%, 06/01/2009

   Winnebago County, IL,       1,825,000                              1,825,000    1,989,086                              1,989,086
   School District No. 122,
   6.550%, 06/01/2010


INDIANA

   Fort Wayne, IN,                          1,400,000                 1,400,000                 1,429,638                 1,429,638
   Parkview Memorial
   Hospital, Series A,
   FGIC, 6.500%, 11/15/12

   Indiana Health                           5,000,000                 5,000,000                 5,252,850                 5,252,850
   Facilities Finance
   Authority, Hospital
   Revenue, Community
   Hospitals Project,
   MBIA, 6.400%, 5/1/12

   Indiana Health                           4,660,000                 4,660,000                 4,655,620                 4,655,620
   Facilities Financing
   Authority, Charity
   Obligation Group,
   Series D, 5.750%,
   11/15/2012

   Indiana Health                230,000    1,570,000                 1,800,000      239,803    1,636,913                 1,876,716
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990 A,
   6.000%, 07/01/2003

   Indiana Health                240,000    1,665,000                 1,905,000      251,602    1,745,486                 1,997,088
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2004

   Indiana Health                255,000    1,765,000                 2,020,000      267,694    1,852,862                 2,120,556
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2005

   Indiana Health                270,000    1,875,000                 2,145,000      283,886    1,971,431                 2,255,317
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2006

   Indiana Health                285,000    1,985,000                 2,270,000      299,618    2,086,811                 2,386,429
   Facilities Financing


   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2007

   Indiana Health                165,000    1,125,000                 1,290,000      172,875    1,178,696                 1,351,571
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2009

   Indiana Health                175,000    1,185,000                 1,360,000      181,977    1,232,246                 1,414,223
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2010

   Indiana Health                185,000    1,260,000                 1,445,000      191,904    1,307,023                 1,498,927
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2011

   Indiana Health                190,000    1,345,000                 1,535,000      195,943    1,387,072                 1,583,015
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2012

   Indiana Health                200,000    1,420,000                 1,620,000      205,052    1,455,869                 1,660,921
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2013

   Indiana Health                215,000    1,505,000                 1,720,000      219,188    1,534,317                 1,753,505
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2014

   Indiana Health                225,000    1,600,000                 1,825,000      227,489    1,617,696                 1,845,185
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2015

   Indiana Health                235,000    1,700,000                 1,935,000      237,200    1,715,912                 1,953,112
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2016

   Indiana Health                250,000    1,800,000                 2,050,000      251,875    1,813,500                 2,065,375
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2017

   Indiana Health                265,000    1,910,000                 2,175,000      266,754    1,922,644                 2,189,398
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1990A,
   6.000%, 07/01/2018

   Indiana Health                160,000    1,085,000                 1,245,000      167,920    1,138,708                 1,306,628
   Facilities Financing
   Authority, Hospital
   Revenue, Series 1997A,
   6.000%, 07/01/2008

   Indiana Health                205,000    1,395,000                 1,600,000      210,285    1,430,963                 1,641,248
   Facilities Financing
   Authority, Hospital
   Revenue, Tax Exempt
   Custodian Receipts
   Refund, Series 1997 A,
   6.000%, 07/01/2001

   Indiana Health                215,000    1,480,000                 1,695,000      222,581    1,532,185                 1,754,766
   Facilities Financing
   Authority, Hospital
   Revenue, Tax Exempt
   Custodian Receipts
   Refund, Series 1997
   A, 6.000%, 07/01/2002

   Indiana Municipal Power     8,960,000                              8,960,000    8,679,552                              8,679,552
   Agency, Power Supply
   System, Series B,
   5.500%, 1/1/16

   Indiana Municipal Power     1,750,000                              1,750,000    1,822,013                              1,822,013
   Agency, Power Supply
   System, Series B,
   6.000%, 1/1/12

   Indiana Transportation      5,000,000                              5,000,000    5,098,550                              5,098,550
   Finance Authority,
   Highway Revenue,
   Series A, 5.750%,
   06/01/2012

   Rockport, IN, Pollution     4,500,000                              4,500,000    4,692,285                              4,692,285
   Control Revenue,
   Series B, Refunding,
   7.600%, 3/1/16

   Indiana University,                      8,500,000                 8,500,000                 5,993,265                 5,993,265
   Revenue Refunding,
   Series H, AMBAC, Zero
   Coupon, 8/1/06

   Indiana University,                     10,000,000                10,000,000                 6,250,400                 6,250,400
   Revenue Refunding,
   Student Fee Revenue,
   Series H, Zero Coupon,
   AMBAC, 08/01/2008

   Merrillville, IN,                        4,000,000                 4,000,000                 2,127,840                 2,127,840
   Multiple School Building
   Corp., First Mortgage,
   MBIA, Zero Coupon,
   01/15/2011


IOWA

   Polk County, IA,                         5,000,000                 5,000,000                 5,289,750                 5,289,750
   Mercy Hospital, MBIA,
   6.750%, 11/01/2005


KANSAS

   Kansas City, KS,                         4,095,000                 4,095,000                 3,861,012                 3,861,012
   Utility System Revenue,
   Capital Appreciation,
   AMBAC Insured,
   Prerefunded, Zero
   Coupon, 3/1/01

   Kansas City, KS,                         3,575,000                 3,575,000                 2,827,074                 2,827,074
   Utility System Revenue,
   ETM, Zero Coupon,
   09/01/2004

   Kansas City, KS,                         5,300,000                 5,300,000                 3,967,792                 3,967,792
   Utility System Revenue,
   ETM, Zero Coupon,
   09/01/2005

   Kansas City, KS,                         1,875,000                 1,875,000                 1,326,919                 1,326,919
   Utility System Revenue,
   ETM, Zero Coupon,
   09/01/2006

   Kansas City, KS,                         2,640,000                 2,640,000                 2,083,752                 2,083,752
   Utility System Revenue,
   Zero Coupon, 09/01/2004


   Kansas City, KS, Utility                 3,950,000                 3,950,000                 2,950,413                 2,950,413
   System Revenue, Zero
   Coupon, 09/01/2005

   Kansas City, KS, Utility                 1,375,000                 1,375,000                   970,489                   970,489
   System Revenue, Zero
   Coupon, 09/01/2006


LOUISIANA

   Louisiana Public                         5,765,000                 5,765,000                 5,671,549                 5,671,549
   Facilities Authority,
   Prerefunded 2/15/08 at
   100, 4.750%, 5/1/16

   Bastrop, LA, Industrial    10,250,000                             10,250,000   10,769,368                             10,769,368
   Development Board,
   Pollution Control
   Revenue, International
   Paper Co. Project,
   6.900%, 03/01/2007

   New Orleans, LA, General    2,500,000                              2,500,000    1,866,275                              1,866,275
   Obligation, Zero Coupon,
   09/01/2005

   New Orleans, LA, General                10,000,000                10,000,000                 6,651,400                 6,651,400
   Obligation, AMBAC, Zero
   Coupon, 09/01/2007

   New Orleans, LA, General                 4,850,000                 4,850,000                 3,250,422                 3,250,422
   Obligation, Zero Coupon,
   07/15/2006

   Orleans, LA, Levee                       1,765,000                 1,765,000                 1,788,369                 1,788,369
   District, Levee
   Improvement Bonds,
   Series 1986, 5.950%,
   11/01/2014


MARYLAND

   Baltimore, MD, Revenue                   3,100,000                 3,100,000                 3,237,764                 3,237,764
   Exchanged, Auto Parking
   Revenue, Series 1996A,
   5.900%, 7/1/12

   Northeast Maryland Waste    3,390,000                              3,390,000    3,736,085                              3,736,085
   Disposal Authority,
   Southwest Resource
   Recovery System Revenue,
   7.200%, 01/01/2007

   Northeast Maryland Waste    3,440,000                              3,440,000    3,791,190                              3,791,190
   Disposal Authority
   Revenue, Southwest
   Resource Recovery System,
   7.200%, 01/01/2006


MASSACHUSETTS

   Massachusetts General                    5,750,000                 5,750,000                 5,613,783                 5,613,783
   Obligation, Series C,
   5.250%, 08/01/2012

   Massachusetts Health &                   2,920,000                 2,920,000                 2,815,084                 2,815,084
   Educational Facilities
   Authority, Boston Medical
   Center, Series A, 5.250%,
   07/01/2012

   Massachusetts Bay           2,500,000                              2,500,000    2,591,025                              2,591,025
   Transportation Authority,
   Revenue, Series B,
   6.200%, 3/1/16

   Massachusetts College       4,110,000                              4,110,000    4,813,139                              4,813,139
   Building Authority
   Project, Series A,
   7.500%, 5/1/10

   Massachusetts College       3,750,000                              3,750,000    4,443,938                              4,443,938
   Building Authority
   Project, Series A,
   7.500%, 5/1/14

   Massachusetts Health &      3,000,000                              3,000,000    3,231,570                              3,231,570
   Educational Facilities
   Authority, Massachusetts
   General Hospital,
   Series F, 6.250%, 7/1/12

   Massachusetts Port          2,000,000                              2,000,000    1,972,940                              1,972,940
   Authority Revenue,
   Series B, AMT, 5.500%,
   07/01/2012

   Massachusetts State         2,000,000                              2,000,000    1,927,360                              1,927,360
   Development Financial
   Agency, Revenue, Health
   Care Facilities,
   Series A, 7.100%,
   7/1/32

   Massachusetts Water        10,000,000                             10,000,000   10,472,700                             10,472,700
   Resource Authority,
   General Revenue,
   Series C, 6.000%,
   12/01/2011

   Massachusetts Water         2,625,000                              2,625,000    2,855,213                              2,855,213
   Resource Authority,
   Series A, 6.500%,
   7/15/09

   Massachusetts Water        13,445,000                             13,445,000   14,367,596                             14,367,596
   Resource Authority,
   Series A, 6.500%,
   7/15/19


MICHIGAN

   Detroit, MI, General                     1,000,000                 1,000,000                   952,190                   952,190
   Obligation, City School
   District, Series 1998 C,
   5.250%, 05/01/2014

   Michigan, Hospital          3,000,000                              3,000,000    2,888,340                              2,888,340
   Finance Authority,
   Series 1999A, 6.000%,
   11/15/2019

   Michigan Municipal Bond                  4,000,000                 4,000,000                 4,050,280                 4,050,280
   Authority Revenue, Clean
   Water Revolving Funding,
   5.625%, 10/01/2011

   Michigan Municipal Bond                  5,000,000                 5,000,000                 5,026,100                 5,026,100
   Authority Revenue, Clean
   Water Revolving Funding,
   5.625%, 10/01/2012

   Wayne Charter County,                    4,040,000                 4,040,000                 3,954,958                 3,954,958
   MI, Airport


   Revenue, Detroit Metro
   Wayne County Airport,
   Series B, 5.250%,
   12/01/2011

   Wayne Charter County,                    3,165,000                 3,165,000                 3,065,872                 3,065,872
   MI, Airport Revenue,
   Series 1998 B, 5.250%,
   12/1/12


MONTANA

   Montana Board Housing       1,510,000                              1,510,000      467,723                                467,723
   Revenue, Capital
   Appreciation,
   Single-Family Revenue,
   Series A, Zero Coupon,
   06/01/2010


MISSOURI

   Missouri Health &                        8,125,000                 8,125,000                 8,736,081                 8,736,081
   Educational Facilities
   Authority, SSM Healthcare,
   1992 Series AA, MBIA,
   6.350%, 6/1/08

   Missouri Health &                        8,640,000                 8,640,000                 9,327,917                 9,327,917
   Educational Facilities
   Authority, SSM
   Healthcare, 1992 Series
   AA, MBIA, 6.400%, 6/1/09


NEVADA

   Clark County, NV, School                 8,070,000                 8,070,000                 6,164,270                 6,164,270
   District, General
   Obligation, Series B,
   FGIC, Zero Coupon,
   03/01/2005

   Clark County, NV, School                 4,350,000                 4,350,000                 2,625,530                 2,625,530
   District, Series 1991B,
   Zero Coupon, 03/01/2009

   Nevada State Housing        3,050,000                              3,050,000    3,087,820                              3,087,820
   Division, Single Family
   Mortgage Revenue, Series
   R, 5.950%, 10/01/2011


NEW HAMPSHIRE

   New Hampshire State         1,370,000                              1,370,000    1,475,257                              1,475,257
   Housing Finance
   Authority, Single Family
   Revenue, AMT, Series
   1997 C, 5.900%,
   07/01/2019


NEW JERSEY

   New Jersey Highway                       4,371,000                 4,371,000                 4,670,457                 4,670,457
   Authority, ETM,
   6.500%, 01/01/2011

   New Jersey Turnpike                      1,250,000                 1,250,000                 1,279,138                 1,279,138
   Authority, MBIA Insured,
   Series 1991A, 6.300%,
   1/1/01


NEW YORK

   Metropolitan                6,775,000                              6,775,000    6,857,655                              6,857,655
   Transportation Authority
   of New York, Transit
   Facilities Revenue,
   Series O, 5.750%,
   07/01/2013

   Metropolitan                1,595,000                               1,595,000   1,684,304                              1,684,304
   Transportation Authority
   of New York, Transit
   Facilities Revenue,
   7.000%, 07/01/2002

   Monroe County, NY,          4,515,000                              4,515,000    4,568,683                              4,568,683
   Airport Authority,
   Series 1999, 5.750%,
   01/01/2013

   New York City, NY,                       5,500,000                 5,500,000                 5,769,830                 5,769,830
   General Obligation,
   5.900%, 02/01/2005

   New York City, NY,                       9,000,000                 9,000,000                 8,651,160                 8,651,160
   General Obligation,
   Series 1991 A, 3.000%,
   08/15/2002

   New York City, NY,          3,425,000                              3,425,000    3,591,421                              3,591,421
   General Obligation,
   Series B, 6.000%,
   08/15/2004

   New York City, NY,          5,000,000                              5,000,000    5,257,100                              5,257,100
   General Obligation,
   Series A, 6.375%,
   08/01/2004

   New York City, NY,          7,000,000                              7,000,000    7,475,790                              7,475,790
   General Obligation,
   Series 1995 E, 6.500%,
   02/15/2005

   New York City, NY,          6,500,000                              6,500,000    6,971,640                              6,971,640
   General Obligation,
   Series 1995 E, 6.600%,
   08/01/2004

   New York City, NY,          2,000,000                              2,000,000    2,197,500                              2,197,500
   General Obligation,
   Series 1996 G,
   6.750%, 02/01/2009

   New York City, NY,          3,000,000                              3,000,000    3,204,540                              3,204,540
   General Obligation,
   Series B, 6.750%,
   08/15/2003

   New York City, NY,              5,000                                  5,000        5,347                                  5,347
   General Obligation,
   Prerefunded, Series H,
   7.000%, 2/1/05

   New York City, NY,            480,000                                480,000      509,270                                509,270
   General Obligation,
   Series H, 7.000%,
   02/01/2005

   New York City, NY,            165,000                                165,000      168,671                                168,671
   General Obligation,
   Unrefunded Balance,
   Series 1989 D, 7.000%,
   08/01/2002

   New York City, NY,            655,000                                655,000      669,318                                669,318
   General Obligation,
   Unrefunded Balance,
   Series 1989 D, 7.000%,
   08/01/2002

   New York City, NY,          2,005,000                              2,005,000    2,080,348                              2,080,348
   General Obligation,
   Series H, 7.200%,
   08/01/2001

   New York City, NY,          3,510,000                              3,510,000    3,700,418                              3,700,418
   General Obligation,
   Series B, 6.100%,
   08/15/2005


   New York State Dormitory    2,000,000                              2,000,000    2,011,700                              2,011,700
   Authority, City
   University System,
   Consolidated Revenue,
   Series F, 5.375%,
   07/01/2007

   New York State Dormitory    4,000,000                              4,000,000    4,113,280                              4,113,280
   Authority, City
   University System,
   Consolidated
   Revenue, Series A,
   5.750%, 07/01/2006

   New York State Dormitory    3,000,000                              3,000,000    3,134,730                              3,134,730
   Authority, City
   University System,
   Consolidated Revenue,
   Series A, 5.750%,
   07/01/2006

   New York State Dormitory    3,085,000                              3,085,000    3,172,367                              3,172,367
   Authority, City
   University System,
   Consolidated Revenue,
   Series E, 5.750%,
   07/01/2006

   Onondaga County, NY,        3,500,000                              3,500,000    3,507,945                              3,507,945
   Industrial Development
   Agency, Solid Waste
   Disposal Facility,
   Solvay Paperboard LLC,
   Series 1998, 7.000%,
   11/01/2030

   Port Authority of New       2,000,000                              2,000,000    2,110,600                              2,110,600
   York & New Jersey,
   Special Obligation
   Revenue, Series 1996,
   7.000%, 10/01/2007

   New York City, NY,                          55,000                    55,000                    55,270                    55,270
   General Obligation,
   Unrefunded Balance,
   Series D, 1998,
   6.000%, 08/01/2008

   New York City, NY,                         225,000                   225,000                   237,692                   237,692
   General Obligation,
   Series C, AMBAC,
   6.400%, 08/01/2004

   New York City, NY,                         195,000                   195,000                   205,275                   205,275
   General Obligation,
   Series C, AMBAC,
   6.400%, 08/01/2005

   New York City, NY,                      10,235,000                10,235,000                10,904,369                10,904,369
   General Obligation,
   Series C, AMBAC,
   Prerefunded 8/01/02 at
   101.50, 6.400%,
   08/01/2005

   New York City, NY,                         275,000                   275,000                   292,985                   292,985
   General Obligation,
   Series C, AMBAC,
   Prerefunded 8/1/02 at
   101.50, 6.400%,
   08/01/2004

   New York City, NY,                       1,385,000                 1,385,000                 1,388,795                 1,388,795
   General Obligation,
   Series E, ETM, MBIA,
   7.000%, 12/1/07

   New York City, NY,                         740,000                   740,000                   753,956                   753,956
   General Obligation,
   Series A, ETM, 8.000%,
   11/01/2001

   New York City, NY,                           5,000                     5,000                     5,099                     5,099
   General Obligation,
   Series D, 8.000%,
   08/01/2005

   New York, NY,                           14,460,000                14,460,000                14,197,840                14,197,840
   General Obligation,
   Series A, 5.250%,
   08/01/2011

   New York, NY,                           10,000,000                10,000,000                 9,885,700                 9,885,700
   General Obligation,
   Series A, 5.200%,
   08/01/2010

   New York City,                              20,000                    20,000                    20,093                    20,093
   New York General
   Obligation, Unrefunded
   Balance 1997, Series D,
   6.000%, 08/01/2006

   New York State                           2,000,000                 2,000,000                 2,118,680                 2,118,680
   Dormitory Authority,
   State University of New
   York, AMBAC insured,
   6.000%, 07/01/2009

   New York State                           1,845,000                 1,845,000                 1,878,173                 1,878,173
   Dormitory Authority,
   College and University
   Pooled Capital
   Program, 7.800%,
   12/01/2005

   New York State                           4,000,000                 4,000,000                 4,443,400                 4,443,400
   Dormitory Authority
   Revenue, City
   University, FGIC,
   Series D, 7.000%,
   07/01/2009

   New York State                           5,750,000                 5,750,000                 6,643,205                 6,643,205
   Dormitory Authority
   Revenue, City
   University, Series C,
   FGIC, 7.500%,
   07/01/2010

   New York State Energy                    5,300,000                 5,300,000                 5,604,167                 5,604,167
   Research and Development
   Authority, Pollution
   Control Revenue,
   Electric and Gas,
   5.900%, 12/01/2006

   New York State, Urban                    4,500,000                 4,500,000                 4,906,845                 4,906,845
   Development Authority,
   Correctional Facilities,
   6.500%, 01/01/2011

   Suffolk County, NY,                      8,000,000                 8,000,000                 8,441,280                 8,441,280
   Industrial Development
   Agency, Southwest Sewer
   System, FGIC, 6.000%,
   02/01/2007


NORTH CAROLINA

   North Carolina Eastern                   2,000,000                 2,000,000                 2,036,580                 2,036,580
   Municipal Power Agency,
   AMBAC insured, 5.500%,
   1/1/07

   North Carolina Eastern                   8,775,000                 8,775,000                 8,803,080                 8,803,080
   Municipal Power Agency,
   Power System Revenue,
   Series B, FGIC, 6.000%,
   01/01/2018

   North Carolina Municipal    8,500,000                              8,500,000    8,426,220                              8,426,220
   Power Agency No. 1,
   Catawba Electric
   Revenue, 5.250%,
   01/01/2009

   North Carolina Municipal                 2,500,000                 2,500,000                 2,493,250                 2,493,250
   Power Agency No. 1,
   Catawba Electric
   Revenue, MBIA, 5.250%,
   01/01/2008


   North Carolina Municipal                 8,235,000                 8,235,000                 8,546,695                 8,546,695
   Power Agency No. 1,
   Catawba Electric
   Revenue, MBIA, 6.000%,
   01/01/2011

   North Carolina Municipal                 5,000,000                 5,000,000                 5,593,950                 5,593,950
   Power Agency No. 1,
   Catawba Electricity,
   Revenue, Series 1992,
   7.250%, 01/01/2007

   North Carolina Municipal                 2,585,000                 2,585,000                 2,705,280                 2,705,280
   Power Agency, Number 1,
   Catawba Electric Power
   Revenue, Series 1997,
   AMBAC Insured,
   6.000%, 01/01/2008


NORTH DAKOTA

   Bismarck, ND, Hospital                   2,850,000                 2,850,000                 2,537,270                 2,537,270
   Revenue, St. Alexius
   Medical Center, Series
   1991, AMBAC, Zero
   Coupon, 05/01/2002


OHIO

   Cleveland, OH, Water                    10,000,000                10,000,000                 9,971,300                 9,971,300
   Works Revenue, MBIA
   Insured, Series 1993G,
   5.500%, 1/1/13

   Beavercreek, OH, Local                                1,000,000    1,000,000                              1,096,786    1,096,786
   School District, General
   Obligation, Series 1996,
   6.600%, 12/01/2015

   Butler County, OH,                                    1,500,000    1,500,000                              1,586,880    1,586,880
   Transportation
   Improvement District,
   Series 1997 A, 6.000%,
   04/01/2010

   Cleveland, OH, Non                                      820,000      820,000                                405,055      405,055
   Taxable Revenue Bond,
   Cleveland Stadium,
   Series A, 12/1/11

   Cleveland, OH, Public                                 2,250,000    2,250,000                              1,316,205    1,316,205
   Power System Improvement
   Revenue, Series 1994 A,
   Zero Coupon,, 11/15/2009

   Cleveland, OH, Revenue                                  820,000      820,000                                332,141      332,141
   Bond, Cleveland Stadium,
   Series A, 12/01/2014

   Cleveland, OH, Revenue                                  820,000      820,000                                269,362      269,362
   Bond, Cleveland Stadium,
   Series A, 12/01/2017

   Cleveland, OH, Revenue                                  810,000      810,000                                456,743      456,743
   Bond, Cleveland Stadium,
   Series B, 12/01/2009

   Cleveland, OH, Revenue                                  815,000      815,000                                306,114      306,114
   Bond, Cleveland Stadium,
   Series B, 12/01/2015

   Cleveland, OH, Revenue                                  815,000      815,000                                251,273      251,273
   Bond, Cleveland Stadium,
   Series B, 12/01/2018

   Cleveland, OH,                                        1,000,000    1,000,000                                896,610      896,610
   Waterworks Revenue,
   Series I, 5.000%,
   01/01/2017

   Cleveland, OH,                                           50,000       50,000                                 52,600       52,600
   Waterworks Revenue,
   Unrefunded, First
   Mortgage Revenue, Series
   F 1992A, 6.250%,
   01/01/2007

   Cleveland, OH, Urban                                  1,000,000    1,000,000                              1,008,390    1,008,390
   Renewal Tax Increment
   Rock & Roll Hall of
   Fame and Museum
   Project, 6.750%,
   03/15/2018

   Cleveland, OH, General                                1,000,000    1,000,000                              1,065,660    1,065,660
   Obligation, Series A,
   Prerefunded 07/01/2002,
   6.300%, 07/01/2006

   Cleveland, OH, Parking                                1,385,000    1,385,000                              1,478,474    1,478,474
   Facility Revenue,
   6.000%, 09/15/2009

   Cleveland, OH, Public                                   750,000      750,000                                795,300      795,300
   Power System Improvement
   Revenue, Series B
   Prerefunded 11/15/2001,
   7.000%, 11/15/17

   Cleveland, OH, Public                                 1,050,000    1,050,000                              1,109,997    1,109,997
   Power System Revenue,
   Series 1996-1, 6.000%,
   11/15/11

   Cleveland, OH,                                          950,000      950,000                              1,004,264    1,004,264
   Waterworks Revenue,
   Prerefunded 1/1/2002,
   First Mortgage Revenue,
   Series F 1992A, 6.250%,
   1/1/07

   Cleveland-Cuyahoga                                    1,000,000    1,000,000                                976,190      976,190
   County, OH, Port
   Development Revenue, C&P
   Docks Project, 6.000%,
   03/01/2007

   Cleveland, OH Public                                  2,250,000    2,250,000                              1,080,900    1,080,900
   Power Systems Revenue,
   Capital Appreciation,
   First Mortgage, Series
   1994A, Zero Coupon,
   11/15/12

   Columbus, OH, General                                 1,000,000    1,000,000                              1,065,590    1,065,590
   Obligation, Unlimited Tax,
   Sewer Improvement,
   Prerefunded 05/01/2003,
   6.000%, 5/1/13

   Cuyahoga County, OH,                                  1,500,000    1,500,000                              1,308,915    1,308,915
   General Obligation, Jail
   Facilities, Series 1991,
   ETM, Zero Coupon,
   10/01/2002

   Cuyahoga County, OH,                                  1,000,000    1,000,000                              1,047,020    1,047,020
   Hospital Facilities
   Revenue, Health
   Cleveland Inc., Series
   1993, 6.250%, 08/15/2010

   Dublin, OH, City School                               1,000,000    1,000,000                                512,900      512,900
   District,


   Capital Appreciation,
   Series 1998, Zero
   Coupon, 12/01/2011

   Fairfield, OH, City                                   1,000,000    1,000,000                              1,138,120    1,138,120
   School District,
   7.200%, 12/01/2009

   Franklin County, OH,                                    500,000      500,000                                471,275      471,275
   Health Care Facilities,
   Revenue Refunding, Ohio
   Presbyterian Services,
   Series 1997, 5.250%,
   07/02/2008

   Franklin County, OH,                                  1,950,000    1,950,000                              1,953,608    1,953,608
   Riverside United
   Methodist Hospital,
   Series A, 5.750%,
   5/15/12

   Franklin County, OH,                                  1,000,000    1,000,000                                866,440      866,440
   Health Care Facilities,
   Revenue Refunding, Ohio
   Presbyterian Services,
   Series 1997, 5.500%,
   07/01/2017

   Gateway Economic                                      4,000,000    4,000,000                              3,965,800    3,965,800
   Development Corporation
   of Cleveland, OH,
   Stadium Revenue,
   6.500%, 09/15/2014

   Gateway Economic                                      2,550,000    2,550,000                              2,621,451    2,621,451
   Development Corporation
   of Greater Cleveland,
   OH, Excise Tax, Series
   1990, 7.200%, 9/1/01

   Hamilton County, OH,                                  1,000,000    1,000,000                              1,025,700    1,025,700
   Sewer System Revenue,
   Improvement and
   Refunding, FGIC Insured,
   5.450%, 12/01/2009

   Hamilton County, OH,                                    530,000      530,000                                555,795      555,795
   Sewer System Revenue,
   Series 1991 A, 6.400%,
   12/1/05

   Hamilton County, OH,                                    220,000      220,000                                231,473      231,473
   Sewer System Revenue,
   Series 1991 A,
   Prerefunded
   06/01/2001, 6.400%,
   12/01/2005

   Hamilton County, OH,                                  2,000,000    2,000,000                              2,143,980    2,143,980
   Health System Revenue,
   Franciscan Sisters of
   the Poor Health System,
   Providence Hospital,
   Series 1992, 6.800%,
   7/1/08

   Hamilton County, OH,                                  1,000,000    1,000,000                              1,027,960    1,027,960
   Hospital Facilities
   Revenue, Christ
   Hospital, Series 1991 B,
   Prerefunded 01/01/2001,
   6.625%, 01/01/2006

   Hilliard, OH, School                                  1,655,000    1,655,000                                793,076      793,076
   District, Series 1996A,
   Zero Coupon, FGIC
   Insured, 12/1/12

   Huber Heights, OH,                                    1,005,000    1,005,000                                481,596      481,596
   Water System Revenue,
   Capital Appreciation,
   Zero Coupon, 12/01/2012

   Lorain County, OH,                                    1,000,000    1,000,000                              1,049,990    1,049,990
   Hospital Refunding
   Revenue, Humility of
   Mary Health Care System,
   Series A, Prerefunded
   12/15/2005, 5.900%,
   12/15/2008

   Lorain, OH, Hospital                                  1,000,000    1,000,000                              1,075,820    1,075,820
   Authority Refunding
   Revenue, Lakeland
   Community Hospital
   Inc., 6.500%, 11/15/2012

   Lucas County, OH,                                       500,000      500,000                                434,380      434,380
   Toledo Port Authority
   Development, Revenue
   Bond, Northwest Ohio
   Bond Fund, Series A,
   5.400%, 05/15/2019

   Lucas County, OH,                                     1,375,000    1,375,000                              1,466,493    1,466,493
   Hospital Revenue, Flower
   Hospital, Series 1993,
   Prerefunded 12/01/2004,
   6.125%, 12/1/13

   Mahoning County, OH,                                  1,100,000    1,100,000                              1,168,508    1,168,508
   General Obligation,
   Limited Tax, 6.600%,
   12/1/06

   Medina, OH, City School                               1,500,000    1,500,000                              1,040,985    1,040,985
   District, General
   Obligation, 12/01/2006

   Miami County, OH,                                     1,000,000    1,000,000                                959,100      959,100
   Revenue Refunding,
   Hospital Upper Valley,
   Series 1996 C, 6.250%,
   05/15/2013

   North Olmstead, OH,                                   2,000,000    2,000,000                              2,133,020    2,133,020
   General Obligation,
   6.200%, 12/01/2011

   North Olmsted, OH,                                    1,500,000    1,500,000                              1,589,130    1,589,130
   General Obligation,
   6.250%, 12/15/2012

   Northeast Ohio Regional                               1,550,000    1,550,000                              1,557,952    1,557,952
   Sewer District,
   Wastewater Improvement
   Revenue Refunding,
   5.500%, 11/15/2012

   Northeast Ohio Regional                               1,000,000    1,000,000                              1,005,110    1,005,110
   Sewer District,
   Wastewater Improvement
   Revenue Refunding,
   5.600%, 11/15/2013

   Ohio Air Quality                                      1,250,000    1,250,000                              1,372,925    1,372,925
   Development Authority,
   Pollution Control
   Revenue, Cleveland
   Electric Company,
   8.000%, 12/1/13

   Ohio Gateway Economic                                 1,500,000    1,500,000                              1,582,830    1,582,830
   Development Corp.,
   Revenue, Cuyahoga
   County Annual Gateway,
   7.500%, 09/01/2005

   Ohio General Obligation,                              1,000,000    1,000,000                              1,066,880    1,066,880
   Series 1994, 6.000%,
   08/01/2010

   Ohio Higher Education                                 2,250,000    2,250,000                              2,416,770    2,416,770
   Facilities


   Revenue, Case Western
   Reserve University,
   Series B, 6.500%,
   10/1/20

   Ohio Higher Educational                               1,000,000    1,000,000                              1,035,940    1,035,940
   Facility Commission,
   Refunding Revenue, Case
   Western Reserve
   University, 6.000%,
   10/1/14

   Ohio Housing Finance                                    730,000      730,000                                752,557      752,557
   Agency, Single-Family
   Mortgage Revenue, Series
   1990 F, 7.600%,
   09/01/2016

   Ohio Public Facilities                                1,500,000    1,500,000                              1,529,280    1,529,280
   Commission, Higher
   Educational Capital
   Facilities Revenue,
   Series 2B, 5.400%,
   11/01/2007

   Ohio State Building                                   2,000,000    2,000,000                              1,949,260    1,949,260
   Authority, 5.375%,
   10/1/13

   Ohio State Building                                   1,000,000    1,000,000                                986,680      986,680
   Authority,
   Administration
   Building, Series A,
   5.375%, 10/01/2012

   Ohio State Building                                     750,000      750,000                                762,285      762,285
   Authority, Revenue Bond,
   Adult Correctional
   Facilities, Series A,
   5.500%, 10/01/2010

   Ohio State Building                                   1,000,000    1,000,000                              1,056,270    1,056,270
   Authority, Correctional
   Facilites Revenue,
   Series 1991 A, 6.500%,
   10/01/2004

   Ohio State Building                                     500,000      500,000                                554,570      554,570
   Authority, Toledo
   Government Office
   Building, Series A,
   Prerefunded 04/01/2003,
   8.000%, 10/1/27

   Ohio State Higher                                     2,325,000    2,325,000                              2,437,205    2,437,205
   Education Facility,
   Series 1997A, Step-up
   Coupon 0% to 7/1/00, 6.5
   to, 07/01/2008

   Ohio State Higher                                       200,000      200,000                                210,994      210,994
   Education Facility,
   Prefunded 12/01/2000,
   FGIC, 7.250%, 12/1/12

   Ohio State Higher                                       800,000      800,000                                843,976      843,976
   Education Facility,
   Prerefunded on
   12/01/2000, Series 1989,
   7.250%, 12/01/2012

   Ohio State Higher                                     1,000,000    1,000,000                                957,070      957,070
   Educational Facilities
   Commission, Higher
   Educational Facilities-
   Oberlin College-Revenue
   Bonds, 5.250%, 10/1/14

   Ohio State Water                                        500,000      500,000                                450,865      450,865
   Development Authority,
   Revenue, Bay Shore
   Project, Series A,
   5.875%, 09/01/2020

   Ohio Water Development                                1,000,000    1,000,000                                998,290      998,290
   Authority Revenue Bond,
   5.250%, 12/01/2010

   Olmsted Falls, OH, City                               1,000,000    1,000,000                              1,076,700    1,076,700
   School District, General
   Obligation, Series 1991,
   Prerefunded 12/15/2001,
   7.050%, 12/15/11

   Rocky River, OH, City                                 1,000,000    1,000,000                                946,290      946,290
   School District, School
   Improvement, Series 1998,
   5.375%, 12/01/2017

   Strongsville, OH, City                                1,000,000    1,000,000                              1,002,950    1,002,950
   School District, General
   Obligation, 5.350%,
   12/1/11

   Summit County, OH,                                    1,000,000    1,000,000                              1,094,750    1,094,750
   General Obligation,
   Prerefunded 12/01/2004,
   6.400%, 12/1/14

   University of Akron,                                  1,365,000    1,365,000                              1,382,841    1,382,841
   General Receipts,
   Revenue, 5.750%,
   01/01/2013

   Warren County, OH, Water                              1,720,000    1,720,000                              1,611,107    1,611,107
   Improvement, General
   Obligation, The P&G
   Project, Series 1995,
   5.250%, 12/01/2016


OKLAHOMA

   Oklahoma Development        2,500,000                              2,500,000    2,146,350                              2,146,350
   Financial Authority,
   Revenue Bond, Hillcrest
   Health Center Inc.,
   5.625%, 08/15/2019

   Tulsa, OK, Industrial                    6,430,000                 6,430,000                 4,474,701                 4,474,701
   Development Authority,
   Hospital Revenue, St.
   John's Medical Center,
   MBIA Insured, Zero
   Coupon, 12/01/2006

   Tulsa, OK, Industrial                    5,430,000                 5,430,000                 4,229,644                 4,229,644
   Development Authority,
   Hospital Revenue, St.
   John's Medical Center,
   MBIA, Zero Coupon,
   12/01/2004

   Tulsa, OK, Industrial                    3,930,000                 3,930,000                 3,404,638                 3,404,638
   Development Authority,
   St. John's Medical
   Center, MBIA, Zero
   Coupon, 12/01/2002


OREGON

   Chemeketa, OR,              2,385,000                              2,385,000    2,361,293                              2,361,293
   Community College
   District, 5.500%,
   06/01/2014


PENNSYLVANIA

   Allegheny County, PA,       1,500,000                              1,500,000    1,499,865                              1,499,865
   Airport Revenue,
   Pittsburgh International
   Airport, Series 1997 A,
   5.750%, 01/01/2013


   Armstrong County, PA,       1,000,000                              1,000,000    1,050,540                              1,050,540
   Hospital Authority,
   Revenue, St Francis
   Medical Center Project,
   Series A, 6.250%, 6/1/13

   Berks County, PA,           1,000,000                              1,000,000    1,022,180                              1,022,180
   Municipal Authority
   Hospital Revenue,
   Reading Hospital and
   Medical Center Project,
   5.500%, 10/1/08

   Berks County, PA,           1,000,000                              1,000,000    1,012,500                              1,012,500
   Municipal Authority
   Hospital Revenue,
   Reading Hospital Medical
   Center Project, 5.700%,
   10/1/14

   Bethlehem, PA, Water        1,000,000                              1,000,000    1,039,932                              1,039,932
   Revenue, Series 1992,
   Prerefunded 11/15/01,
   6.250%, 11/15/01

   Blair County, PA,           1,500,000                              1,500,000    1,490,955                              1,490,955
   Hospital Authority,
   Altoona Hospital,
   Series 1998 PJ-A,
   5.500%, 07/01/2011

   Blair County, PA,                        3,590,000                 3,590,000                 3,598,329                 3,598,329
   Hospital Authority,
   Altoona Hospital,
   Project A, 5.500%, 7/1/10

   Bucks County, PA, Water       425,000                                425,000      450,730                                450,730
   and Sewer Authority
   Revenue, ETM, 6.375%,
   12/1/08

   Commonwealth of                          4,250,000                 4,250,000                 4,420,553                 4,420,553
   Pennsylvania, Industrial
   Development Authority,
   Economic Development
   Revenue, 5.800%, 1/1/08

   Commonwealth of                          4,875,000                 4,875,000                 5,080,140                 5,080,140
   Pennsylvania, Industrial
   Development Authority,
   Economic Development
   Revenue, AMBAC,
   5.800%, 07/01/2008

   Commonwealth of             2,000,000   20,000,000                22,000,000    2,054,460   20,544,600                22,599,060
   Philadelphia, PA, Water
   & Wastewater Refunding
   Revenue, 5.625%,
   06/15/2009

   Delaware County, PA,        1,000,000                              1,000,000      996,580                                996,580
   White Horse Village, NC
   Series 1996 A, 6.600%,
   7/1/06

   Delaware County, PA,        1,500,000                              1,500,000    1,593,030                              1,593,030
   Health Facilities
   Revenue, Mercy Health
   Corporation of
   Southeastern
   Pennsylvania, Series B,
   6.000%, 11/15/2007

   Delaware County, PA,        1,750,000                              1,750,000    1,705,305                              1,705,305
   Hospital Revenue,
   Memorial Hospital,
   5.500%, 08/15/2013

   Erie County, PA,            1,000,000                              1,000,000      943,940                                943,940
   Pollution Control,
   5.300%, 04/01/2012

   Erie County, PA,            1,000,000                              1,000,000    1,039,230                              1,039,230
   Prison Authority,
   Commonwealth Lease
   Revenue, Prerefunded
   11/1/01, 6.250%, 11/1/01

   Gettysburgh, PA,            1,020,000                              1,020,000      999,498                                999,498
   Gettysburgh College,
   Revenue Bond, 5.375%,
   08/15/2013

   Harrisburg, PA, General     1,000,000                              1,000,000      514,140                                514,140
   Obligation, Refunding,
   Zero Coupon, Series 1997
   D, 9/15/11

   Indiana County, PA,         1,000,000                              1,000,000    1,004,130                              1,004,130
   Industrial Development
   Authority, Pennsylvania
   Electric Company,
   Pollution Control
   Revenue, 5.350%,
   11/01/2010

   Latrobe, PA, Industrial     1,000,000                              1,000,000      934,810                                934,810
   Development Authority,
   St. Vincent College
   Project, 5.375%,
   05/01/2013

   Lebanon County, PA,           600,000                                600,000      612,138                                612,138
   Hospital Authority
   Revenue, Series 1989 B,
   Prerefunded 11/1/99,
   8.250%, 11/1/18

   Luzerne County, PA,         1,400,000                              1,400,000    1,340,696                              1,340,696
   Flood Protection
   Authority, Series 1998
   A, 5.250%, 1/15/13

   Montgomery County, PA,      1,500,000                              1,500,000    1,500,180                              1,500,180
   Redevelopment Authority,
   Multi-Family Housing
   Revenue, KBF Associates
   L.P. Project, 6.375%,
   07/01/2012

   Pennsylvania Convention     2,200,000                              2,200,000    2,240,832                              2,240,832
   Center Authority,
   Funding Revenue,
   6.000%, 9/1/09

   Pennsylvania General        1,000,000                              1,000,000    1,076,590                              1,076,590
   Obligation, 6.250%,
   07/01/2010

   Pennsylvania General        2,500,000                              2,500,000    2,814,400                              2,814,400
   Obligation, 10.000%,
   04/15/2002

   Pennsylvania Housing          840,000                                840,000      873,919                                873,919
   Finance Agency, Single
   Family Mortgage Revenue,
   Series 1992-33, 6.850%,
   10/01/2009


   Pennsylvania Housing          865,000                                865,000      893,164                                893,164
   Finance Agency, Single
   Family Mortgage Revenue,
   Series 1991-32, 7.150%,
   04/01/2015

   Pennsylvania                1,000,000                              1,000,000    1,059,030                              1,059,030
   Intergovernmental
   Cooperation Authority,
   Special Tax Revenue,
   City of Philadelphia,
   Prerefunded 6/15/02,
   6.800%, 6/15/12

   Pennsylvania State          1,525,000                              1,525,000    1,459,776                              1,459,776
   Higher Education
   Facilities Authority,
   Temple University,
   Series 1998, 5.250%,
   4/1/13

   Philadelphia, PA, Port      2,000,000                              2,000,000    2,062,380                              2,062,380
   Authority Lease Revenue,
   Series 1993, 6.200%,
   9/1/13

   Philadelphia, PA,           1,000,000                              1,000,000    1,075,200                              1,075,200
   General Obligation,
   School District, Series
   A, 6.250%, 9/1/09

   Philadelphia, PA,           1,000,000                              1,000,000      846,910                                846,910
   Authority for Industrial
   Development Health Care
   Facilities Revenue,
   Baptist Home of
   Philadelphia, Series A,
   5.500%, 11/15/18

   Philadelphia, PA,           1,000,000                              1,000,000      993,160                                993,160
   Authority for
   Industrial Development,
   Commercial Development
   Revenues, 6.500%,
   10/1/27

   Philadelphia, PA,           1,000,000                              1,000,000    1,055,170                              1,055,170
   Hospital and Higher
   Education Facilities
   Authority, Hospital
   Revenue, Children's
   Seashore House, Series
   A, 7.000%, 08/15/2012

   Philadelphia, PA,           1,000,000                              1,000,000    1,072,780                              1,072,780
   Water Revenue, 6.250%,
   08/01/2010

   Commonwealth of                          5,000,000                 5,000,000                 5,127,950                 5,127,950
   Philadelphia, PA, Water
   & Wastewater Revenue,
   MBIA, 5.500%, 06/15/2007

   Philadelphia, PA, Water                  5,500,000                 5,500,000                 5,367,230                 5,367,230
   and Wastewater Revenue,
   5.250%, 12/15/2012

   Pittsburgh, PA, General     1,500,000                              1,500,000    1,468,635                              1,468,635
   Obligation, Series 1993
   A, 5.500%, 09/01/2014

   Pittsburgh, PA, Water         150,000                                150,000      171,048                                171,048
   and Sewer System
   Revenue, ETM, 7.250%,
   09/01/2014

   Somerset County, PA,        1,000,000                              1,000,000    1,038,380                              1,038,380
   General Authority,
   Commonwealth Lease
   Revenue, Prerefunded
   10/15/01, 6.250%,
   10/15/11

   Union County, PA, Higher    1,000,000                              1,000,000    1,044,160                              1,044,160
   Education Facilities
   Authority, University
   Revenue, Bucknell
   University, 6.200%,
   4/1/07

   University Area, PA,        1,750,000                              1,750,000    1,678,093                              1,678,093
   Sewer Revenue, 5.250%,
   11/01/2014

   Westmoreland County, PA,                 7,300,000                 7,300,000                 7,293,138                 7,293,138
   Industrial Development
   Revenue, Westmoreland
   Health System, AMBAC,
   5.375%, 7/1/11


PUERTO RICO

   Puerto Rico Aqueduct and                              1,000,000    1,000,000                              1,056,230    1,056,230
   Sewer Authority, Revenue
   Refunding, 6.000%,
   7/1/09

   Puerto Rico                                           1,000,000    1,000,000                              1,001,820    1,001,820
   Commonwealth, Highway &
   Transportation
   Authority, Series 1993W,
   5.500%, 07/01/2013

   Puerto Rico Electric                                  2,000,000    2,000,000                              2,166,740    2,166,740
   Power Authority, Series
   1994S, 6.125%,
   07/01/2009

   Puerto Rico, General                                  1,000,000    1,000,000                              1,074,730    1,074,730
   Obligation, Public
   Improvement, Prerefunded
   07/01/2002, 6.600%,
   07/01/2013

   University Area, PA,        1,000,000                              1,000,000    1,073,320                              1,073,320
   Sewer Revenue, 5.250%,
   11/01/2014

   University of Puerto                                  1,000,000    1,000,000                              1,089,280    1,089,280
   Rico, University
   Systems, Series N,
   6.250%, 06/01/2008


RHODE ISLAND

   Rhode Island Clean Water                 2,000,000                 2,000,000                 1,909,880                 1,909,880
   Protection Agency,
   Pollution Control
   Revenue, Revolving Fund,
   Series A, MBIA, 5.400%,
   10/01/2015

   Rhode Island Convention                  5,000,000                 5,000,000                 4,856,300                 4,856,300
   Center Authority,
   Refunding Revenue,
   Series 1993 B, MBIA,
   5.000%, 05/15/2010

   Rhode Island Convention     2,750,000                              2,750,000    2,375,203                              2,375,203
   Center Authority, Series
   B, 5.000%, 5/15/20

   Rhode Island Convention                  22,000,000               22,000,000                20,663,720                20,663,720
   Center


   Authority, Refunding
   Revenue, 1993 Series B,
   MBIA Insured, 5.250%,
   5/15/15

   Rhode Island Depositors                  6,200,000                 6,200,000                 6,529,096                 6,529,096
   Economic Protection
   Corp., Special
   Obligation, Series B,
   MBIA, 5.800%, 08/01/2010

   Rhode Island Depositors                  4,525,000                 4,525,000                 4,740,843                 4,740,843
   Economic Protection
   Corp., Special
   Obligation, Series B,
   MBIA, 5.800%, 08/01/2011

   Rhode Island Depositors                  2,500,000                 2,500,000                 2,602,800                 2,602,800
   Economic Protection
   Corp., Special
   Obligation, Series B,
   MBIA, 5.800%, 08/01/2012

   Rhode Island Depositors                  7,340,000                 7,340,000                 7,585,670                 7,585,670
   Economic Protection
   Corp., Special
   Obligation, Series B,
   MBIA, 5.800%, 08/01/2013


SOUTH CAROLINA

   Piedmont, SC, Municipal                    840,000                   840,000                   870,114                   870,114
   Power Agency, Electric
   Revenue, Series 1993,
   ETM, MBIA Insured,
   5.500%, 01/01/2008

   Piedmont, SC, Municipal                  2,190,000                 2,190,000                 2,220,879                 2,220,879
   Power Agency, Electric
   Revenue, Series 1993,
   ETM, MBIA Insured,
   5.500%, 01/01/2012

   Piedmont, SC, Municipal                    430,000                   430,000                   466,464                   466,464
   Power Agency, Electric
   Revenue, Series 1991 A,
   ETM, FGIC Insured,
   6.500%, 01/01/2016

   Piedmont, SC, Municipal                  2,810,000                 2,810,000                 2,780,326                 2,780,326
   Power Agency, Electric
   Revenue, MBIA Insured,
   5.500%, 01/01/2012


TENNESSEE

   Knox County, TN, Health                 15,405,000                15,405,000                15,657,642                15,657,642
   & Educational Hospital
   Facilities Board, Fort
   Sanders Alliance, MBIA,
   5.750%, 1/1/11

   Knox County, TN, Health                 17,880,000                17,880,000                18,049,860                18,049,860
   & Educational Hospital
   Facilities Board, Fort
   Sanders Alliance, MBIA,
   5.750%, 1/1/12

   Knox County, TN, Health,                 2,000,000                 2,000,000                 1,994,060                 1,994,060
   Education and Housing
   Facilities Board, MBIA
   insured, 5.750%,
   01/01/2014

   Knox County, TN, Health                  4,000,000                 4,000,000                 4,197,680                 4,197,680
   & Educational Facilities
   Board, Fort Sanders
   Alliance, MBIA, 6.250%,
   01/01/2013

   Knox County, TN, Health,    3,250,000    3,750,000                 7,000,000    3,711,695    4,282,725                 7,994,420
   Education & Housing
   Facilities Board,
   Hospital Facilities
   Revenue, Fort Sanders
   Alliance, 7.250%,
   01/01/2009


TEXAS

   Austin, TX, Combined                     5,020,000                 5,020,000                 2,916,570                 2,916,570
   Utility System Revenue,
   Zero Coupon, 11/15/2009

   Austin, TX, Independant     2,000,000                              2,000,000    1,836,020                              1,836,020
   School District, Series
   1998, 5.000%, 8/1/15

   Austin, TX, Bergstrom       4,000,000                              4,000,000    3,729,800                              3,729,800
   Landhost Enterprises,
   Revenue, Series A,
   6.750%, 04/01/2027

   Austin, TX, Utility                      3,460,000                 3,460,000                 2,134,993                 2,134,993
   Systems Revenue
   Refunding, MBIA
   Insured, Series A, Zero
   Coupon, 11/15/2008

   Bexar County, TX, Health                 3,000,000                 3,000,000                 3,095,880                 3,095,880
   Facilities Development
   Corp., Baptist Health
   System, Series 1997,
   6.000%, 11/15/12

   Bexar County, TX, Health                 2,000,000                 2,000,000                 2,076,440                 2,076,440
   Facilities Development
   Corp., Baptist Health
   System, Series 1997A,
   6.000%, 11/15/11

   Brownsville, TX, Utility                 4,085,000                 4,085,000                 4,377,118                 4,377,118
   System Revenue, AMBAC
   Insured, 6.250%, 9/1/10

   Cedar Hill, TX, Zero                     1,500,000                 1,500,000                   883,335                   883,335
   Coupon, Series 1996,
   08/15/2009

   Cedar Hill, TX, Zero                     3,130,000                 3,130,000                 1,727,979                 1,727,979
   Coupon, Series 1996,
   08/15/2010

   Conroe Texas,               1,250,000                              1,250,000    1,237,125                              1,237,125
   Independant School
   District, 5.500%,
   02/15/2013

   Dallas-Fort Worth, TX,      4,500,000                              4,500,000    5,023,575                              5,023,575
   Airport Revenue, 7.375%,
   11/01/2009

   Dallas-Fort Worth, TX,     14,250,000                             14,250,000   14,799,195                             14,799,195
   Airport


   Revenue, American
   Airlines, AMT, 7.500%,
   11/01/2025

   Dallas-Fort Worth, TX,      2,390,000                              2,390,000    2,713,941                              2,713,941
   Airport Revenue, 7.800%,
   11/01/2007

   Dallas, TX, Housing                      6,535,000                 6,535,000                 1,159,505                 1,159,505
   Finance Corp., Single
   Family Mortgage Revenue,
   MBIA, Zero Coupon,
   10/01/2016

   Dallas-Fort Worth, TX,                   4,500,000                 4,500,000                 5,023,575                 5,023,575
   Airport Revenue, FGIC,
   7.375%, 11/01/2008

   Dallas-Fort Worth, TX,                   3,500,000                 3,500,000                 3,892,175                 3,892,175
   Airport Revenue, FGIC,
   7.375%, 11/01/2010

   Dallas-Fort Worth, TX,                   1,000,000                 1,000,000                 1,111,220                 1,111,220
   Airport Revenue, FGIC,
   7.750%, 11/01/2003

   Dallas-Fort Worth, TX,                   2,000,000                 2,000,000                 2,267,420                 2,267,420
   Airport Revenue, FGIC,
   7.800%, 11/01/2005

   Dallas-Fort Worth, TX,                   2,025,000                 2,025,000                 2,299,469                 2,299,469
   Airport Revenue, FGIC,
   7.800%, 11/01/2006

   Harris County, TX,                       2,965,000                 2,965,000                 3,157,784                 3,157,784
   Health Facilities
   Development, MBIA
   Insured, 6.250%, 5/15/09

   Harris County, TX,                       1,000,000                 1,000,000                   963,190                   963,190
   General Obligation, Flood
   Control District, MBIA,
   Zero Coupon, 10/01/2000

   Harris County, TX,                       4,025,000                 4,025,000                 3,004,622                 3,004,622
   General Obligation, Toll
   Road Authority,
   Subordinate Lien,
   Series A, Zero Coupon,
   08/15/2005

   Harris County, TX,                       2,050,000                 2,050,000                 1,617,799                 1,617,799
   General Obligation, Toll
   Road Authority,
   Subordinate Lien,
   Unlimited Tax, Series A,
   Zero Coupon, 08/15/2004

   Harris County, TX,                       9,035,000                 9,035,000                 6,328,566                 6,328,566
   General Obligation,
   Capital Appreciation
   Bond, Zero Coupon, FGIC,
   10/01/2006

   Harris County, TX,                       2,785,000                 2,785,000                 2,966,805                 2,966,805
   Health Facilities,
   Texas Medical Center
   Project, MBIA Insured,
   6.250%, 05/15/2008

   Harris County, TX, Toll                  4,010,000                 4,010,000                 2,827,331                 2,827,331
   Road Authority, Toll
   Road Revenue,
   Subordinate Lien, Series
   A, Zero Coupon,
   08/15/2006

   Harris County, TX,          4,050,000                              4,050,000    3,196,139                              3,196,139
   Toll Road Authority,
   Zero Coupon, 08/15/2004

   Harris County, TX, AMT,     3,070,000                              3,070,000    3,128,913                              3,128,913
   Series 1998, 5.500%,
   08/15/2006

   Harris County, TX,          3,000,000                              3,000,000    3,183,060                              3,183,060
   Health Facilities, Texas
   Medical Center Project,
   Series 1996, 6.250%,
   05/15/2010

   Houston, TX, Water and     15,000,000                             15,000,000   11,032,200                             11,032,200
   Sewer System Authority,
   Series C, Zero Coupon,
   12/1/05

   Houston, TX, Water and      3,400,000                              3,400,000    2,225,232                              2,225,232
   Sewer System Authority,
   Series C, Zero Coupon,
   12/1/07

   Houston, TX, Water          2,500,000                              2,500,000    2,650,075                              2,650,075
   Conveyance System
   Contract, Certificate
   of Participation,
   Series J, 6.125%,
   12/15/05

   Houston, TX, Water &                    14,575,000                14,575,000                10,121,900                10,121,900
   Sewer System Authority,
   Series C, AMBAC, Zero
   Coupon, 12/01/2006

   Houston, TX, Water &                    19,000,000                19,000,000                11,696,210                11,696,210
   Sewer System Authority,
   Series C, AMBAC, Zero
   Coupon, 12/01/2008

   Houston, TX, Water &                    14,750,000                14,750,000                 8,548,953                 8,548,953
   Sewer System Authority,
   Series C, Zero Coupon,
   AMBAC, 12/01/2009

   Houston, TX, Water &                     5,000,000                 5,000,000                 2,716,000                 2,716,000
   Sewer System Authority,
   Zero Coupon, AMBAC
   Insured, 12/1/10

   Houston, TX, Water &                     3,350,000                 3,350,000                 1,589,073                 1,589,073
   Sewer System Authority,
   Zero Coupon, AMBAC
   Insured, Series 1991C,
   12/01/2012

   Hurst Euless Bedford,                    4,925,000                 4,925,000                 2,900,283                 2,900,283
   TX, Independent School
   District,Capital
   Appreciation Refunding,
   Series 1994, Zero
   Coupon, 8/15/09

   Laredo TX, Independent                   2,465,000                 2,465,000                 2,571,981                 2,571,981
   School District, 6.000%,
   08/01/2011

   Lower Colorado River        8,900,000                              8,900,000    7,659,073                              7,659,073
   Authority, TX,
   Refunding, Zero
   Coupon, 01/01/2003

   Lower Colorado River        5,000,000                              5,000,000    5,250,950                              5,250,950
   Authority, TX,


   6.000%, 05/15/2010

   Lubbock, TX, Health                      3,945,000                 3,945,000                 4,085,126                 4,085,126
   Facilities Development
   Corp., Methodist
   Hospital, Series B,
   AMBAC, 5.500%,
   12/01/2006

   Lubbock, TX, Health                      2,415,000                 2,415,000                 2,516,841                 2,516,841
   Facilities Development
   Corp., Methodist
   Hospital, Series B,
   AMBAC, 5.600%,
   12/01/2007

   Lubbock, TX, Health                      4,400,000                 4,400,000                 4,588,892                 4,588,892
   Facilities Development
   Corp., Methodist
   Hospital, Series B,
   AMBAC, 5.625%,
   12/01/2008

   Lubbock, TX, Health                      4,640,000                 4,640,000                 4,826,296                 4,826,296
   Facilities Development
   Corporation, Series B,,
   5.625%, 12/01/2009

   Montgomery County,                         800,000                   800,000                   667,072                   667,072
   TX, Prerefunded,
   Capital Appreciation,
   Zero Coupon, 9/1/03

   Montgomery County, TX,                     795,000                   795,000                   628,384                   628,384
   Prerefunded, Capital
   Appreciation, Zero
   Coupon, 9/1/04

   Montgomery County, TX,                   2,675,000                 2,675,000                 2,225,520                 2,225,520
   Unrefunded Balance,
   Capital Appreciation,
   Zero Coupon,
   09/01/2003

   Montgomery County, TX,                   2,680,000                 2,680,000                 2,110,339                 2,110,339
   Unrefunded Balance,
   Capital Appreciation,
   Zero Coupon, 09/01/2004

   Montgomery County, TX,                   2,790,000                 2,790,000                 2,078,048                 2,078,048
   Unrefunded Balance,
   Capital Appreciation,
   Zero Coupon, 09/01/2005

   Montgomery County, TX,                     685,000                   685,000                   512,531                   512,531
   Prerefunded, Capital
   Appreciation, Zero
   Coupon, 9/1/05

   Northeast, TX, Hospital                  2,180,000                 2,180,000                 2,266,263                 2,266,263
   Authority, Revenue
   Refunding, Northeast
   Medical Center, Series
   1997, 6.000%, 5/15/10

   Northwest Texas                          3,690,000                 3,690,000                 2,037,138                 2,037,138
   Independent School
   District, Capital
   Appreciation Bonds,
   Series 1991, Zero
   Coupon, 08/15/2010

   San Antonio, TX,            1,695,000                              1,695,000    1,801,751                              1,801,751
   Airport Systems
   Revenue, Refunding,
   7.000%, 07/01/2002

   San Antonio, TX,                        17,900,000                17,900,000                13,038,897                13,038,897
   Electric & Gas, Revenue
   Refunding, Series A,
   FGIC, Zero Coupon,
   02/01/2006

   San Antonio, TX,            7,000,000    2,500,000                 9,500,000    5,369,420    1,917,650                 7,287,070
   Electric and Gas
   Revenue, Refunding,
   Series A, Zero Coupon,
   02/01/2005

   San Antonio, TX,            5,000,000    8,000,000                13,000,000    3,835,300    6,136,480                 9,971,780
   Electric and Gas
   Revenue, Refunding,
   Series A, Zero
   Coupon, 02/01/2005

   San Antonio, TX,                         4,400,000                 4,400,000                 2,679,776                 2,679,776
   Zero Coupon, FGIC
   Insured, Series 1991B,
   02/01/2009

   San Antonio, TX,                         2,000,000                 2,000,000                 2,116,200                 2,116,200
   Hotel Revenue, FGIC
   Insured, Series 1996,
   6.000%, 8/15/06

   San Antonio, TX,                         3,000,000                 3,000,000                 2,920,470                 2,920,470
   Electric & Gas,
   Revenue, Series A,
   5.250%, 02/01/2012

   State of Texas,                          7,540,000                 7,540,000                 5,759,504                 5,759,504
   General Obligation,
   Capital Appreciation,
   Prerefunded, Series C,
   04/01/2005

   State of Texas, General                    850,000                   850,000                   646,544                   646,544
   Obligation, Capital
   Appreciation, Series C,
   4/1/05

   State of Texas, General                  7,385,000                 7,385,000                 5,340,906                 5,340,906
   Obligation, Capital
   Appreciation Bond,
   Super Collider, Series
   C, Zero Coupon, FGIC,
   4/1/06

   Tarrant County, TX,                      4,615,000                 4,615,000                 4,842,289                 4,842,289
   Health Facilities
   Development Corp.,
   Hospital Refunding
   Revenue, Fort Worth
   Osteopathic Hospital,
   MBIA, 6.000%,
   05/15/2011

   Tarrant County, TX,                      6,235,000                 6,235,000                 6,227,269                6,227,269
   Health Facilities
   Development Corp.,
   Hospital Refunding
   Revenue, Fort-Worth
   Osteopathic Hospital,
   MBIA, 6.000%,
   05/15/2021

   Texas Municipal Power                    9,250,000                 9,250,000                 9,875,300                 9,875,300
   Agency, MBIA, 6.100%,
   09/01/2007

   Texas Municipal Power                    4,435,000                 4,435,000                 4,788,647                 4,788,647
   Agency, MBIA, 6.100%,
   09/01/2009

   Texas Public Finance                    13,915,000                13,915,000                10,086,844                10,086,844
   Authority, Building
   Authority, Zero Coupon,
   MBIA, 2/1/06

   Texas Public Finance                     5,190,000                 5,190,000                 5,569,493                 5,569,493
   Authority,


   Building Authority,
   Series B, AMBAC,
   6.250%, 02/01/2008

   Texas Municipal Power       5,150,000                              5,150,000    2,477,923                              2,477,923
   Agency, Series 1989,
   09/01/2012

   Travis County, TX,          1,720,000                              1,720,000    1,770,448                              1,770,448
   Health Facilities
   Development Corp.,
   Ascension Health,
   Inverse Floating Rate
   Note, 7.320%, 11/15/11

   Travis County, TX,          1,390,000                              1,390,000    1,447,671                              1,447,671
   Health Facilities
   Development Corp.,
   Ascension Health,
   Inverse Floating Rate
   Note, Series 1999A,
   8.290%, 11/15/2015

   Travis County, TX,          6,885,000                              6,885,000    7,137,266                              7,137,266
   Health Facilities
   Development Corp.,
   Ascension Health,
   Inverse Floating Rate
   Note, 8.320%, 11/15/16

   Trinity River, Texas,                    6,040,000                 6,040,000                 5,880,786                 5,880,786
   Wastewater Systems
   Revenue, Series B,
   5.250%, 8/1/12


UTAH

   Associated Municipal                     2,755,000                 2,755,000                 2,681,111                 2,681,111
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2000

   Associated Municipal                     5,200,000                 5,200,000                 4,590,508                 4,590,508
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2002

   Associated Municipal                     5,895,000                 5,895,000                 4,680,335                 4,680,335
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2004

   Associated Municipal                     5,900,000                 5,900,000                 4,431,549                 4,431,549
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2005

   Associated Municipal                     5,895,000                 5,895,000                 4,182,620                 4,182,620
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2006

   Associated Municipal                     3,750,000                 3,750,000                 2,508,488                 2,508,488
   Power System, UT,
   Hunter Project,
   Refunding Revenue,
   AMBAC, Zero Coupon,
   07/01/2007

   Intermountain Power                      1,000,000                 1,000,000                   838,640                   838,640
   Agency, UT, Power
   Supply Revenue, Series
   A, MBIA, Zero Coupon,
   07/01/2003

   Intermountain Power                      1,730,000                 1,730,000                 1,373,534                 1,373,534
   Agency, UT, Power
   Supply Revenue, Series
   A, MBIA, Zero Coupon,
   07/01/2004

   Intermountain Power                      8,230,000                 8,230,000                 7,265,362                 7,265,362
   Agency, UT, Power
   Supply Revenue, Series
   B, Zero Coupon, 7/1/02

   Intermountain Power         3,000,000    7,000,000                10,000,000    3,002,640    7,006,160                10,008,800
   Agency, UT, Power
   Supply Revenue, Series
   1993, 5.550%, 7/1/11

   Intermountain Power                      4,000,000                 4,000,000                 4,364,760                 4,364,760
   Agency, UT, Power
   Supply Revenue, Series
   A, 6.500%, 7/1/08

   Intermountain Power                      1,655,000                 1,655,000                 1,461,017                 1,461,017
   Supply Agency, UT,
   Power Supply Revenue,
   Series A, AMBAC,
   Zero Coupon, 07/01/2002

   Intermountain Power                      1,000,000                 1,000,000                   945,120                   945,120
   Supply Agency, UT,
   Power Supply Revenue,
   FGIC, 5.000%, 7/1/12

   Intermountain Power         4,000,000                              4,000,000    3,769,200                              3,769,200
   Agency, UT, Power
   Supply Revenue, Series
   C, 5.250%, 7/1/14

   Provo, UT, Electric                      1,800,000                 1,800,000                 2,475,216                 2,475,216
   System Revenue, ETM,
   AMBAC, 10.375%,
   09/15/2015

   Salt Lake City, UT,         1,500,000                              1,500,000    1,575,120                              1,575,120
   Hospital Revenue,
   Intermountain Health
   Care, Inversed Inflow,
   5.660%, 02/15/2012


VIRGINIA

   Roanoke, VA, Industrial                  5,500,000                 5,500,000                 5,658,565                 5,658,565
   Development Authority,
   Roanoke Memorial
   Hospital, Series B,
   MBIA, 6.125%,
   07/01/2017

   Southeastern Public                      7,380,000                 7,380,000                 7,290,481                 7,290,481
   Service Authority, VA,
   Refunding Revenue,
   Series A, MBIA, 5.250%,
   07/01/2010

   Virginia Beach, VA,                      1,595,000                 1,595,000                 1,684,655                 1,684,655
   Development Authority,
   Virginia Beach General
   Hospital Project,
   AMBAC, 6.000%, 2/15/11

   Virginia Beach, VA,         3,000,000                              3,000,000    2,695,200                              2,695,200
   Development Authority,
   VA Beach General
   Hospital Project,
   5.125%, 02/15/2018

   Winchester County, VA,                   5,700,000                 5,700,000                 5,539,716                 5,539,716
   Industrial


   Development Authority,
   Hospital Revenue,
   AMBAC, 6.000%,
   01/01/2015


VIRGIN ISLANDS

   Virgin Islands Public        1,500,000               1,000,000     2,500,000    1,652,400                 1,101,600    2,754,000
   Financial Authority
   Revenue, Series A,
   Prerefunded 10/01/2002,
   7.250%, 10/1/18

   Virgin Islands, Public       1,500,000                             1,500,000    1,489,500                              1,489,500
   Finance Authority,
   Matching Fund Loan
   Notes, Senior Lien,
   Series C, 5.500%,
   10/1/08


WASHINGTON

   Clark County, WA,                        7,500,000                 7,500,000                 7,893,450                 7,893,450
   Public Utility District
   #1, FGIC insured,
   6.000%, 1/1/06

   Clark County, WA,                        2,200,000                 2,200,000                 2,315,786                 2,315,786
   Public Utility
   District, FGIC Insured,
   Series 1995, 6.000%,
   01/01/2008

   Cowlitz County, WA,          1,560,000                             1,560,000    1,495,198                              1,495,198
   General Obligation,
   Series 1999, 5.500%,
   11/1/16

   King & Snohomish                         1,650,000                 1,650,000                 1,695,194                 1,695,194
   Counties, WA, General
   Obligation, School
   District #417, FGIC,
   5.600%, 12/01/2010

   King County, WA, Public                  3,500,000                 3,500,000                 3,280,515                 3,280,515
   Hospital District #1,
   Valley Medical Center,
   Series 1992, AMBAC,
   5.500%, 09/01/2017

   Seattle, WA, General         6,200,000                             6,200,000    6,064,964                              6,064,964
   Obligation, Library
   Facilities, Series A,
   5.375%, 12/1/13

   Snohomish County, WA,                    3,325,000                 3,325,000                 3,625,613                 3,625,613
   School District #6,
   FGIC, 6.500%,
   12/01/2007

   State of Washington,                     2,625,000                 2,625,000                 1,452,281                 1,452,281
   General Obligation
   Series AT-5, MBIA
   Insured, Zero Coupon,
   08/01/2010

   Washington Health Care       2,645,000                             2,645,000    2,709,723                              2,709,723
   Facilities Authority,
   Franciscan Health
   System - St. Joseph's
   Hospital, 5.400%,
   1/1/08

   Washington Health Care       2,000,000                             2,000,000    2,052,420                              2,052,420
   Facilities Authority,
   Franciscan Health
   System - St. Joseph's
   Hospital, 5.400%,
   1/1/07

   Washington Health Care       4,865,000                             4,865,000    5,051,524                              5,051,524
   Facilities Authority,
   Empire Health
   Services-Spokane,
   5.800%, 11/01/2008

   Washington Health Care                   2,155,000                 2,155,000                 2,231,416                 2,231,416
   Facilities Authority,
   Empire Health
   Services-Spokane, MBIA,
   5.650%, 11/1/05

   Washington Health Care                   3,440,000                 3,440,000                 3,568,484                 3,568,484
   Facilities Authority,
   Empire Health
   Services-Spokane, MBIA,
   5.700%, 11/1/06

   Washington Health Care                   7,350,000                 7,350,000                 7,631,432                 7,631,432
   Facilities Authority,
   Empire Health
   Services-Spokane, MBIA,
   5.750%, 11/1/07

   Washington Health Care                   4,595,000                 4,595,000                 4,753,573                 4,753,573
   Facilities Authority,
   Empire Health
   Services-Spokane, MBIA,
   5.800%, 11/1/09

   Washington Health Care                   2,100,000                 2,100,000                 2,165,499                 2,165,499
   Facilities Authority,
   Empire Health
   Services-Spokane, MBIA,
   5.800%, 11/1/10

   Washington Public Power      7,000,000                             7,000,000    7,390,740                              7,390,740
   Supply System Nuclear
   Project No. 2,
   Refunding, Series A,
   6.0%, 07/01/2007

   Washington Public Power      8,570,000                             8,570,000    5,719,875                              5,719,875
   Supply System, Nuclear
   Project No. 1,
   Refunding, Series A,
   Zero Coupon, 07/01/2007

   Washington Public Power      5,555,000                             5,555,000    3,933,662                              3,933,662
   Supply System, Nuclear
   Project No. 3,
   Refunding, Series B,
   Zero Coupon, 07/01/2006

   Washington Public Power     11,925,000                            11,925,000   10,519,043                             10,519,043
   Supply System, Nuclear
   Project No. 3,
   Refunding, Series B,
   Zero Coupon, 07/01/2002

   Washington Public Power      3,000,000                             3,000,000    3,090,930                              3,090,930
   Supply System, Nuclear
   Project No. 3,
   Refunding, Series 1993
   B, 5.650%, 07/01/2008

   Washington Public Power     12,350,000                            12,350,000   14,137,786                             14,137,786
   Supply System, Nuclear
   Project No. 1,
   Refunding, Series 1990
   B, 7.250%, 07/01/2009

   Washington Public Power      7,000,000                             7,000,000    7,820,470                              7,820,470
   Supply System, Nuclear
   Project No. 2,
   Refunding,


   Series A, 7.250%,
   07/01/2006

   Washington Public Power       750,000                                750,000    778,920                                  778,920
   Supply System, Nuclear
   Project No. 3,
   Refunding, Series B,
   7.375%, 07/01/2004

   Washington Public Power     1,380,000                              1,380,000    977,219                                  977,219
   Supply System,, Nuclear
   Project No. 3,
   Refunding, Series A,
   Zero Coupon, 7/1/06

   Washington Public Power                  3,625,000                 3,625,000                 2,874,118                 2,874,118
   Supply System, Revenue
   Refunding, Nuclear
   Project #3, Series A,
   MBIA, Zero Coupon,
   7/1/04

   Washington Public Power                  4,125,000                 4,125,000                 3,093,173                 3,093,173
   Supply System, Revenue
   Refunding, Nuclear
   Project #3, Series A,
   MBIA, Zero Coupon,
   7/1/05

   Washington Public Power                  5,000,000                 5,000,000                 5,168,800                 5,168,800
   Supply System, Revenue
   Refunding, Nuclear
   Project #2, Series A,
   MBIA, 5.700%,
   07/01/2008

   Washington Public Power                  5,000,000                 5,000,000                 5,272,400                 5,272,400
   Supply System, Nuclear
   Power Project #1, AMBAC
   Insured, 6.000%,
   07/01/2008

   Washington Public Power                  3,830,000                 3,830,000                 3,981,591                 3,981,591
   Supply System, Revenue
   Refunding, Nuclear
   Project #1, Series A,
   FGIC, 7.000%,
   07/01/2011

   Washington Public Power                 10,000,000                10,000,000                10,428,700                10,428,700
   Supply System, Revenue
   Refunding, Nuclear
   Project #2, Series C,
   FGIC, 7.000%,
   07/01/2001

   Washington Public Power                 10,895,000                10,895,000                11,343,329                11,343,329
   Supply System, Revenue
   Refunding, Nuclear
   Project #1, Series B,
   FGIC, 7.250%,
   07/01/2012

   Washington Public Power                  2,000,000                 2,000,000                 2,082,300                 2,082,300
   Supply System, Revenue
   Refunding, Nuclear
   Project #2, Series A,
   FGIC, 7.250%,
   07/01/2003

   Washington Public Power                  1,370,000                 1,370,000                 1,444,090                 1,444,090
   Supply System, Revenue
   Refunding, Nuclear
   Project #2, Series C,
   FGIC, 7.375%,
   07/01/2011

   Washington Public Power                  5,860,000                 5,860,000                 3,246,850                 3,246,850
   Supply System, Nuclear
   Power Project #3,
   Series 1989A, MBIA/BIG
   Insured, 07/01/2010

   Washington Public Power                  4,200,000                 4,200,000                 2,229,528                 2,229,528
   Supply System, Nuclear
   Project #2, Series
   1992A, MBIA/BIG
   Insured, Zero Coupon,
   7/1/11

   Washington Public Power                  2,000,000                 2,000,000                 2,307,800                 2,307,800
   Supply System,
   Refunding Revenue,
   Nuclear Project #3,
   7.500%, 07/01/2008


WEST VIRGINIA

   West Virginia, School                    4,000,000                 4,000,000                 4,154,200                 4,154,200
   Building Authority
   Revenue, Series B, MBIA
   Insured, 6.750%,
   07/01/2010


WISCONSIN

   Kenosha, WI, General                     3,475,000                 3,475,000                 2,770,340                 2,770,340
   Obligation, Series C,
   MBIA, Zero Coupon,
   6/1/04

   Wisconsin Health &                       1,500,000                 1,500,000                 1,554,630                 1,554,630
   Educational Facilities
   Authority, Aurora
   Medical, FSA Insured,
   5.750%, 11/15/2007

   Wisconsin Health &                       2,000,000                 2,000,000                 2,077,260                 2,077,260
   Educational Facilities
   Authority, Aurora
   Medical, FSA Insured,
   5.750%, 11/15/2006

   Wisconsin Health &                       4,330,000                 4,330,000                 4,539,529                 4,539,529
   Educational Facilities
   Authority, Aurora
   Medical, FSA Insured,
   6.000%, 11/15/2009

   Wisconsin Health &                       4,085,000                 4,085,000                 4,291,252                 4,291,252
   Educational Facilities
   Authority, Aurora
   Medical, FSA Insured,
   6.000%, 11/15/2008

   Wisconsin Health &                       2,000,000                 2,000,000                 2,108,640                 2,108,640
   Educational Facilities
   Authority , MBIA
   Insured, 6.100%,
   08/15/2009

   Wisconsin Health &                       4,580,000                 4,580,000                 4,835,152                 4,835,152
   Educational Facilities
   Authority, Wheaton
   Franciscan Services,
   MBIA, 6.100%, 8/15/08

   Wisconsin Health &                       5,285,000                 5,285,000                 5,536,619                 5,536,619
   Educational Facilities
   Authority, Felician
   Healthcare Inc., Series
   B, AMBAC, 6.250%,
   01/01/2022

   Wisconsin Health &                       9,230,000                 9,230,000                 9,669,440                 9,669,440
   Educational Facilities
   Authority, Villa St.
   Francis Inc., Series C,
   AMBAC, 6.250%,


   1/1/22

   Wisconsin Health &                       2,335,000                 2,335,000                 2,510,242                 2,510,242
   Educational Facilities
   Authority, SSM
   Healthcare, Series 1992
   AA, MBIA, 6.400%,
   6/1/08

   Wisconsin Health &                       2,650,000                 2,650,000                 2,898,888                 2,898,888
   Educational Facilities
   Authority, SSM
   Healthcare, Series 1992
   AA, 6.450%, 06/01/2010

   Wisconsin Health &                       2,485,000                 2,485,000                 2,683,179                 2,683,179
   Educational Facilities
   Authority, SSM
   Healthcare, Series 1992
   AA, MBIA, 6.450%,
   6/1/09

   Wisconsin Health &                       2,820,000                 2,820,000                 3,044,077                 3,044,077
   Educational Facilities
   Authority, SSM
   Healthcare, Series 1992
   AA, MBIA, 6.500%,
   6/1/11

   Wisconsin Health &                       3,000,000                 3,000,000                 3,284,070                 3,284,070
   Educational Facilities
   Authority, SSM
   Healthcare, Series 1992
   AA, MBIA, 6.500%,
   6/1/12

   Wisconsin Health &                       2,000,000                 2,000,000                 2,135,340                 2,135,340
   Educational Facilities
   Authority, St. Luke's
   Medical Center, MBIA,
   7.100%, 8/15/11

   Wisconsin Health and                     4,800,000                 4,800,000                 4,395,984                 4,395,984
   Educational Facilities
   Authority, Hospital
   Sisters Services Inc. -
   Obligated Group,
   5.375%, 06/01/2018

   Green Bay, WI,              1,700,000                              1,700,000    1,721,063                              1,721,063
   Industrial Development
   Revenue, Weyerhaeuser
   Company Project, Series
   A, 9.000%, 09/01/2006

   Wisconsin Health and        1,500,000                              1,500,000    1,437,825                              1,437,825
   Educational Facilities
   Authority, Hospital
   Sisters Inc., 5.375%,
   06/01/2013

   Wisconsin State Health      2,500,000                              2,500,000    2,145,450                              2,145,450
   & Educational
   Facilities, Revenue,
   Series B, 5.625%,
   2/15/29

   Wisconsin State Health      4,000,000                              4,000,000    3,420,040                              3,420,040
   & Educational
   Facilities Authority,
   Revenue Bond, Aurora
   Health Care Inc.,
   Series A, 5.600%,
   02/15/2029

WYOMING

   Wyoming Community           3,000,000                              3,000,000    2,998,710                              2,998,710
   Development Authority,
   Single Family Mortgage
   Revenue, Series A,
   5.850%, 06/01/2013
                                                                                 ==================================================
LONG-TERM MUNICIPAL                                                              693,354,919 1,527,500,473 85,749,816 2,306,605,208
INVESTMENTS                                                                      ==================================================
LONG-TERM MUNICIPAL
INVESTMENTS (COST OF
$661,326,129
$1,466,359,907
$84,356,000 AND
$2,212,042,036
RESPECTIVELY)

                                                                                  ==================================================
TOTAL INVESTMENT                                                                  713,354,919 1,538,200,473 90,749,816 2,342,305,208
PORTFOLIO-100%                                                                    ==================================================
INVESTMENT PORTFOLIO
(COST OF $681,326,129
$1,477,059,907
$89,356,000 AND
$2,247,742,036
RESPECTIVELY)


1) Certain securities that do not conform to the investment policies to be in effect after the Reorganization will be disposed of prior to the Reorganization.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

        PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                       AS OF OCTOBER 31, 1999 (UNAUDITED)


                                     MANAGED          AARP INSURED TAX       OHIO TAX         PRO FORMA             PRO FORMA
                                  MUNICIPAL BOND      FREE GENERAL BOND      FREE FUND       ADJUSTMENTS            COMBINED
                                --------------------------------------------------------    -------------     -----------------
Investments, at value              $ 713,354,919        $ 1,538,200,473    $ 90,749,816                       $  2,342,305,208
Cash                                     301,905                380,484         248,909                                931,298
Other assets less liabilities         (7,058,266)            17,752,511         884,841     $   (788,624)  (2)      10,790,462
                                ========================================================    =============     =================
Net assets                         $ 706,598,558        $ 1,556,333,468    $ 91,883,566     $   (788,624)     $  2,354,026,968
                                ========================================================    =============     =================

NET ASSETS
S Class                                                                                                       $    798,441,540
AARP Class                                                                                                    $  1,555,585,428
SHARE OUTSTANDING
S Class                               82,235,127                              7,220,299        3,474,484            92,929,910
AARP Class                                                   89,098,171                       91,994,428           181,092,599
NET ASSET VALUE PER SHARE
S Class                            $        8.59                           $      12.73                       $           8.59
AARP Class                                              $         17.47                                       $           8.59

              PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
         FOR THE TWELVE MONTH PERIOD ENDED OCTOBER 31, 1999 (UNAUDITED)

                                                  MANAGED        AARP INSURED TAX     OHIO TAX       PRO FORMA          PRO FORMA
                                               MUNICIPAL BOND    FREE GENERAL BOND    FREE FUND     ADJUSTMENTS          COMBINED
                                              -------------------------------------------------------------------------------------
Investment Income:
  Interest income                              $  42,412,818    $  89,228,402      $ 5,254,408    $          --     $ 136,895,628
                                              -------------------------------------------------------------------------------------
            Total Investment Income               42,412,818       89,228,402        5,254,408               --       136,895,628
  Expenses
     Management fees                               3,684,568        7,848,756          577,472          (65,381) (3)   12,045,415
     Trustee fees                                     59,796           26,377           11,444          (37,821) (4)       59,796
     All other expenses                            1,056,763        3,422,871          207,528         (962,835) (5)    3,724,327
                                              -------------------------------------------------------------------------------------
  Total expenses before reductions                 4,801,127       11,298,004          796,444       (1,066,037)       15,829,538
  Expense reductions                                      --               --         (111,936)         111,936  (6)           --
                                              -------------------------------------------------------------------------------------
  Expenses, net                                    4,801,127       11,298,004          684,508         (954,101)       15,829,538
                                              -------------------------------------------------------------------------------------
Net investment income (loss)                      37,611,691       77,930,398        4,569,900          954,101       121,066,090
                                              -------------------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss):

  Net realized gain (loss) from investments         (137,427)      10,567,083         (409,992)              --        10,019,664
  and futures

  Net unrealized appreciation (depreciation)
     of investments and futures                  (47,879,710)    (120,778,206)      (5,779,605)              --      (174,437,521)
                                              -------------------------------------------------------------------------------------

Net increase (decrease) in net assets
     from operations                           $ (10,405,446)   $ (32,280,725)     $(1,619,697)   $     954,101     $ (43,351,767)
                                              =====================================================================================

         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                            (UNAUDITED)
                         OCTOBER 31, 1999

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of October 31, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended October 31, 1999 for Scudder Managed Municipal Bond Fund, AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $25,202, $748,040 and $15,382 to be borne by the Acquiring Fund, AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund, respectively.

3. Represents reduction in management fees resulting from a new management agreement.

4.   Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract.

6.   Represents the elimination of expense reimbursements.